The U.S. Large Cap Value Series
SCHEDULE OF INVESTMENTS
July 31, 2022
(Unaudited)

		Shares	Value†
COMMON STOCKS — (98.3%)
COMMUNICATION SERVICES — (7.9%)
	Activision Blizzard, Inc.	914,042	$73,077,658
	AT&T, Inc.	21,707,840	407,673,235
# *	Charter Communications, Inc., Class A	796	343,952
	Comcast Corp., Class A	13,782,625	517,124,090
# *	DISH Network Corp., Class A	655,458	11,385,306
	Electronic Arts, Inc.	14,953	1,962,282
#	Fox Corp., Class A	1,012,263	33,516,028
	Fox Corp., Class B	398,625	12,317,513
	Interpublic Group of Cos., Inc.	975,627	29,141,979
# *	Liberty Broadband Corp., Class A	27,366	2,953,612
*	Liberty Broadband Corp., Class C	255,397	27,820,395
# *	Liberty Media Corp.-Liberty Formula One, Class A	39,281	2,435,029
# *	Liberty Media Corp.-Liberty Formula One, Class C	78,562	5,324,147
*	Liberty Media Corp.-Liberty SiriusXM, Class A	157,126	6,261,471
*	Liberty Media Corp.-Liberty SiriusXM, Class C	358,516	14,276,107
#	Lumen Technologies, Inc.	6,413,688	69,845,062
# *	Madison Square Garden Entertainment Corp.	8,266	481,329
	News Corp., Class A	579,629	9,934,841
	News Corp., Class B	64,856	1,120,712
	Omnicom Group, Inc.	60,652	4,235,936
#	Paramount Global, Class A	2,909	78,659
#	Paramount Global, Class B	1,966,931	46,517,918
*	Take-Two Interactive Software, Inc.	426	56,543
*	T-Mobile U.S., Inc.	1,375,885	196,834,108
	Verizon Communications, Inc.	8,304,400	383,580,236
*	Walt Disney Co.	1,959,364	207,888,520
*	Warner Bros Discovery, Inc.	7,788,847	116,832,705
TOTAL COMMUNICATION SERVICES			2,183,019,373
CONSUMER DISCRETIONARY — (5.8%)
	Advance Auto Parts, Inc.	260,851	50,505,971
*	Aptiv PLC	232,008	24,335,319
	Aramark	806,008	26,920,667
#	Autoliv, Inc.	270,018	23,221,548
	BorgWarner, Inc.	1,106,571	42,558,721
*	Capri Holdings Ltd.	26,730	1,301,216
# *	CarMax, Inc.	376,371	37,463,969
# *	Carnival Corp.	1,380,879	12,510,764
#	Dick's Sporting Goods, Inc.	20,800	1,946,672
# *	Dollar Tree, Inc.	570,583	94,351,605
	DR Horton, Inc.	2,564,114	200,077,815
	eBay, Inc.	1,567,485	76,226,796
	Ford Motor Co.	7,664,173	112,586,701
#	Garmin Ltd.	539,512	52,667,161
*	General Motors Co.	4,580,910	166,103,797
	Gentex Corp.	998,057	28,165,169
	Genuine Parts Co.	7,025	1,073,912
	Hasbro, Inc.	36,378	2,863,676
*	Hyatt Hotels Corp., Class A	135,848	11,241,422
	Lear Corp.	354,145	53,525,475
	Lennar Corp., Class A	1,101,303	93,610,755
	Lennar Corp., Class B	37,985	2,578,422
#	Lithia Motors, Inc.	108,700	28,835,936

The U.S. Large Cap Value Series
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	LKQ Corp.	1,704,698	$93,485,638
	MGM Resorts International	1,571,958	51,450,185
*	Mohawk Industries, Inc.	519,973	66,806,131
#	Newell Brands, Inc.	423,698	8,562,937
	PulteGroup, Inc.	2,158,563	94,156,518
	Qurate Retail, Inc., Class A	63,525	173,423
#	Ralph Lauren Corp.	234,179	23,097,075
# *	Royal Caribbean Cruises Ltd.	573,904	22,215,824
	Tapestry, Inc.	359,369	12,085,580
#	Whirlpool Corp.	486,520	84,104,712
TOTAL CONSUMER DISCRETIONARY			1,600,811,512
CONSUMER STAPLES — (6.3%)
	Archer-Daniels-Midland Co.	1,132,777	93,759,952
# *	BellRing Brands, Inc.	100,936	2,436,595
	Bunge Ltd.	586,403	54,142,589
#	Campbell Soup Co.	75,842	3,742,803
	Conagra Brands, Inc.	713,685	24,415,164
	Constellation Brands, Inc., Class A	304,615	75,029,721
*	Darling Ingredients, Inc.	496,900	34,425,232
	General Mills, Inc.	2,009,243	150,271,284
	Hormel Foods Corp.	256,836	12,672,288
	Ingredion, Inc.	6,180	562,256
	J M Smucker Co.	656,528	86,871,785
	Keurig Dr Pepper, Inc.	148,700	5,760,638
	Kraft Heinz Co.	921,270	33,930,374
	Kroger Co.	3,344,736	155,329,540
	McCormick & Co., Inc.	34,185	2,986,060
#	Molson Coors Beverage Co., Class B	452,391	27,030,362
	Mondelez International, Inc., Class A	3,220,563	206,244,855
# *	Pilgrim's Pride Corp.	6,211	194,839
*	Post Holdings, Inc.	79,616	6,921,815
#	Seaboard Corp.	13	52,788
	Tyson Foods, Inc., Class A	1,703,838	149,954,782
*	U.S. Foods Holding Corp.	810,698	25,536,987
	Walgreens Boots Alliance, Inc.	2,588,255	102,546,663
	Walmart, Inc.	3,565,991	470,889,112
TOTAL CONSUMER STAPLES			1,725,708,484
ENERGY — (13.4%)
	Baker Hughes Co.	1,064,164	27,338,373
	Cabot Oil & Gas Corp.	966,249	29,557,557
	Chevron Corp.	4,446,899	728,313,118
	ConocoPhillips	5,239,620	510,496,176
#	Continental Resources, Inc.	7,637	526,113
	Devon Energy Corp.	767,116	48,213,241
	Diamondback Energy, Inc.	7,337	939,283
	EOG Resources, Inc.	1,171,923	130,341,276
	Exxon Mobil Corp.	10,375,424	1,005,689,848
	Halliburton Co.	1,791,236	52,483,215
	Hess Corp.	1,026,523	115,453,042
	HF Sinclair Corp.	392	18,745
	Kinder Morgan, Inc.	4,353,789	78,324,664
	Marathon Oil Corp.	1,065,085	26,414,108
	Marathon Petroleum Corp.	1,362,907	124,924,056
	NOV, Inc.	23,459	436,572
	Occidental Petroleum Corp.	2,402,869	157,988,637
	ONEOK, Inc.	1,043,234	62,322,799

The U.S. Large Cap Value Series
CONTINUED
		Shares	Value†
ENERGY — (Continued)
	Phillips 66	938,504	$83,526,856
	Pioneer Natural Resources Co.	483,420	114,546,369
	Schlumberger NV	3,067,826	113,601,597
	Targa Resources Corp.	438,261	30,288,218
	Valero Energy Corp.	903,791	100,112,929
	Williams Cos., Inc.	3,732,198	127,230,630
TOTAL ENERGY			3,669,087,422
FINANCIALS — (18.9%)
	Aflac, Inc.	1,552,844	88,977,961
*	Alleghany Corp.	32,173	26,944,244
	Allstate Corp.	879,506	102,875,817
	Ally Financial, Inc.	2,802,841	92,689,952
	American Financial Group, Inc.	324,322	43,355,365
	American International Group, Inc.	1,394,312	72,183,532
	Apollo Global Management, Inc.	140,892	8,044,933
*	Arch Capital Group Ltd.	522,976	23,220,134
	Assurant, Inc.	225,564	39,649,640
	Axis Capital Holdings Ltd.	3,443	173,837
	Bank of America Corp.	8,461,139	286,071,076
	Bank of New York Mellon Corp.	2,367,972	102,912,063
*	Berkshire Hathaway, Inc., Class B	1,865,663	560,818,298
	BOK Financial Corp.	6,114	538,215
	Capital One Financial Corp.	1,429,435	156,994,846
	Charles Schwab Corp.	3,700	255,485
	Chubb Ltd.	588,566	111,027,090
	Citigroup, Inc.	4,208,258	218,408,590
	Citizens Financial Group, Inc.	925,776	35,151,715
	CNA Financial Corp.	188,355	7,990,019
	Comerica, Inc.	155,103	12,062,360
	East West Bancorp, Inc.	105,524	7,574,513
	Equitable Holdings, Inc.	10,374	294,933
	Everest Re Group Ltd.	89,259	23,327,840
	Fidelity National Financial, Inc.	82,088	3,280,237
	Fifth Third Bancorp	3,707,890	126,513,207
	First Horizon Corp.	75,600	1,690,416
#	Franklin Resources, Inc.	55,372	1,519,961
	Goldman Sachs Group, Inc.	1,053,078	351,085,674
	Hartford Financial Services Group, Inc.	2,242,221	144,555,988
	Huntington Bancshares, Inc.	3,232,098	42,954,582
	Invesco Ltd.	245,316	4,351,906
	Jefferies Financial Group, Inc.	303,442	9,883,106
	JPMorgan Chase & Co.	7,238,916	835,081,350
	KeyCorp	3,705,439	67,809,534
	Lincoln National Corp.	389,439	19,993,798
	Loews Corp.	912,236	53,137,747
	M&T Bank Corp.	214,257	38,019,905
*	Markel Corp.	1,271	1,648,665
	MetLife, Inc.	948,349	59,983,074
	Morgan Stanley	2,996,101	252,571,314
	Northern Trust Corp.	7,507	749,048
	Old Republic International Corp.	748,155	17,409,567
	PNC Financial Services Group, Inc.	612,680	101,668,119
#	Principal Financial Group, Inc.	1,613,709	108,021,680
	Prosperity Bancshares, Inc.	10,200	755,718
	Prudential Financial, Inc.	588,581	58,852,214
	Raymond James Financial, Inc.	2,229	219,490
	Regions Financial Corp.	5,577,353	118,128,337
	Reinsurance Group of America, Inc.	761	88,109

The U.S. Large Cap Value Series
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	RenaissanceRe Holdings Ltd.	3,923	$507,283
	Signature Bank	400	74,228
	State Street Corp.	482,583	34,282,696
	Synchrony Financial	1,231,284	41,223,388
	Synovus Financial Corp.	13,039	526,515
	Travelers Cos., Inc.	1,125,528	178,621,294
#	Truist Financial Corp.	2,889,813	145,848,862
	U.S. Bancorp	1,397,004	65,938,589
	Unum Group	30,296	975,228
	Wells Fargo & Co.	5,634,518	247,186,305
	WR Berkley Corp.	49,857	3,117,558
	Zions Bancorp NA	744,970	40,638,114
TOTAL FINANCIALS			5,200,455,264
HEALTH CARE — (16.5%)
	Abbott Laboratories	136,878	14,897,802
	AbbVie, Inc.	6,916	992,515
	Anthem, Inc.	786,917	375,438,101
	Baxter International, Inc.	706,909	41,467,282
	Becton Dickinson & Co.	221,382	54,085,836
*	Biogen, Inc.	485,515	104,414,856
*	Bio-Rad Laboratories, Inc., Class A	28,609	16,114,305
*	Boston Scientific Corp.	50,481	2,072,245
	Bristol-Myers Squibb Co.	4,561,315	336,533,821
*	Catalent, Inc.	24,420	2,761,902
*	Centene Corp.	1,087,849	101,137,322
*	Change Healthcare, Inc.	290,410	7,048,251
	Cigna Corp.	1,001,524	275,779,649
	Cooper Cos., Inc.	6,954	2,273,958
	CVS Health Corp.	3,028,918	289,806,874
	Danaher Corp.	939,452	273,822,074
*	DaVita, Inc.	117,775	9,911,944
	DENTSPLY SIRONA, Inc.	322,766	11,671,219
*	Elanco Animal Health, Inc.	80,232	1,625,500
# *	Embecta Corp.	43,883	1,291,477
# *	Envista Holdings Corp.	11,130	452,435
	Gilead Sciences, Inc.	2,089,863	124,869,314
*	Henry Schein, Inc.	212,926	16,784,957
*	Hologic, Inc.	134,359	9,590,545
	Humana, Inc.	442,707	213,384,774
*	Jazz Pharmaceuticals PLC	216,185	33,737,831
	Laboratory Corp. of America Holdings	714,303	187,283,104
	McKesson Corp.	123,372	42,141,408
	Medtronic PLC	1,794,733	166,048,697
	Merck & Co., Inc.	54,711	4,887,881
#	PerkinElmer, Inc.	121,202	18,564,510
	Perrigo Co. PLC	16,298	682,397
	Pfizer, Inc.	17,075,357	862,476,282
	Quest Diagnostics, Inc.	947,931	129,458,937
*	Regeneron Pharmaceuticals, Inc.	147,015	85,517,155
	STERIS PLC	209,232	47,213,201
*	Syneos Health, Inc.	13,905	1,100,442
#	Teleflex, Inc.	400	96,184
	Thermo Fisher Scientific, Inc.	758,947	454,161,474
*	United Therapeutics Corp.	40,188	9,286,241
	UnitedHealth Group, Inc.	5,974	3,239,939
	Universal Health Services, Inc., Class B	541,236	60,872,813
*	Vertex Pharmaceuticals, Inc.	181,623	50,928,905
	Viatris, Inc.	3,416,293	33,103,879

The U.S. Large Cap Value Series
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
	Zimmer Biomet Holdings, Inc.	367,080	$40,521,961
# *	Zimvie, Inc.	36,708	712,869
TOTAL HEALTH CARE			4,520,265,068
INDUSTRIALS — (12.2%)
	AECOM	514,989	37,079,208
	AGCO Corp.	370,490	40,353,771
*	Alaska Air Group, Inc.	3,970	175,990
	AMERCO	84,561	45,416,022
	AMETEK, Inc.	193,136	23,852,296
	Arcosa, Inc.	75,409	3,888,088
*	Builders FirstSource, Inc.	591,900	40,249,200
*	CACI International, Inc., Class A	2,200	665,038
	Carlisle Cos., Inc.	344,730	102,074,553
	Carrier Global Corp.	2,108,684	85,464,962
	CSX Corp.	1,802,425	58,272,400
	Cummins, Inc.	544,166	120,429,377
	Deere & Co.	1,688	579,288
*	Delta Air Lines, Inc.	20,719	658,864
	Dover Corp.	414,398	55,396,725
	Eaton Corp. PLC	1,000,813	148,510,641
	Emerson Electric Co.	244,394	22,012,568
	FedEx Corp.	952,980	222,130,108
# *	Fluor Corp.	363	9,224
	Fortive Corp.	270,555	17,437,270
	Fortune Brands Home & Security, Inc.	521,389	36,330,385
	General Dynamics Corp.	429,452	97,343,885
	General Electric Co.	666,263	49,243,498
*	GXO Logistics, Inc.	767,987	36,863,376
	Howmet Aerospace, Inc.	1,598,924	59,368,048
#	Hubbell, Inc.	31,189	6,831,015
	Huntington Ingalls Industries, Inc.	720	156,125
	Ingersoll Rand, Inc.	798,380	39,759,324
	Jacobs Engineering Group, Inc.	285,488	39,197,502
# *	JetBlue Airways Corp.	59,076	497,420
	Johnson Controls International PLC	1,549,925	83,556,457
	L3Harris Technologies, Inc.	251,935	60,456,842
	Leidos Holdings, Inc.	736,625	78,818,875
	ManpowerGroup, Inc.	2,452	192,261
# *	MasTec, Inc.	895	70,642
	MDU Resources Group, Inc.	20,335	580,971
# *	Middleby Corp.	62,449	9,035,746
	Nielsen Holdings PLC	122,626	2,936,893
	Norfolk Southern Corp.	782,675	196,584,480
	Northrop Grumman Corp.	131,418	62,936,080
	nVent Electric PLC	13,164	464,821
#	Oshkosh Corp.	2,394	206,123
	Otis Worldwide Corp.	1,228,006	95,993,229
	Owens Corning	522,134	48,422,707
	PACCAR, Inc.	1,006,846	92,146,546
	Parker-Hannifin Corp.	391,133	113,072,639
	Pentair PLC	1,022,156	49,973,207
	Quanta Services, Inc.	681,204	94,503,431
	Raytheon Technologies Corp.	1,985,308	185,050,559
	Republic Services, Inc.	1,835,706	254,538,994
	Sensata Technologies Holding PLC	672,107	29,888,598
	Snap-on, Inc.	314,577	70,480,977
*	Southwest Airlines Co.	1,308,526	49,881,011
	Stanley Black & Decker, Inc.	768,993	74,846,089

The U.S. Large Cap Value Series
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	Textron, Inc.	1,423,066	$93,410,052
	Trane Technologies PLC	504,559	74,165,127
*	United Airlines Holdings, Inc.	715,389	26,290,546
*	United Rentals, Inc.	246,104	79,410,378
	Westinghouse Air Brake Technologies Corp.	314,577	29,403,512
TOTAL INDUSTRIALS			3,347,563,964
INFORMATION TECHNOLOGY — (8.8%)
*	Advanced Micro Devices, Inc.	209,151	19,758,495
*	Akamai Technologies, Inc.	143,163	13,775,144
	Amdocs Ltd.	720,716	62,745,535
	Analog Devices, Inc.	607,683	104,497,169
*	Arrow Electronics, Inc.	390,152	50,005,782
	Avnet, Inc.	5,178	247,871
# *	Cerence, Inc.	658	18,536
*	Ciena Corp.	76,500	3,947,400
	Cisco Systems, Inc.	270,002	12,249,991
	Cognizant Technology Solutions Corp., Class A	1,614,854	109,745,478
	Concentrix Corp.	94,091	12,585,612
	Corning, Inc.	4,000,592	147,061,762
	Dolby Laboratories, Inc., Class A	16,857	1,304,732
*	DXC Technology Co.	784,579	24,792,696
*	F5, Inc.	108	18,075
	Fidelity National Information Services, Inc.	801,387	81,869,696
*	First Solar, Inc.	1,083	107,401
*	Fiserv, Inc.	500,034	52,843,593
# *	Flex Ltd.	1,342,960	22,561,728
	Global Payments, Inc.	246,990	30,211,817
	Hewlett Packard Enterprise Co.	7,368,951	104,933,862
#	HP, Inc.	9,358,742	312,488,395
	Intel Corp.	12,597,551	457,417,077
	International Business Machines Corp.	195,195	25,529,554
*	IPG Photonics Corp.	3,170	337,859
	Jabil, Inc.	219,735	13,039,075
	Juniper Networks, Inc.	926,500	25,969,795
*	Kyndryl Holdings, Inc.	59,502	622,986
	Marvell Technology, Inc.	1,006,912	56,064,860
	Microchip Technology, Inc.	2,564	176,557
	Micron Technology, Inc.	3,804,631	235,354,474
	MKS Instruments, Inc.	1,502	177,536
*	ON Semiconductor Corp.	1,267,892	84,669,828
*	Qorvo, Inc.	523,064	54,435,270
	Roper Technologies, Inc.	9,729	4,248,362
*	Salesforce, Inc.	187,908	34,578,830
	Skyworks Solutions, Inc.	308,879	33,630,745
	SS&C Technologies Holdings, Inc.	383,504	22,691,932
	TD SYNNEX Corp.	94,091	9,448,618
	TE Connectivity Ltd.	987,862	132,106,785
*	Teledyne Technologies, Inc.	5,448	2,132,347
	Vontier Corp.	23,227	599,257
*	Western Digital Corp.	1,180,996	57,986,904
	Xerox Holdings Corp.	31,592	541,171
TOTAL INFORMATION TECHNOLOGY			2,419,530,592
MATERIALS — (7.8%)
	Air Products & Chemicals, Inc.	379,320	94,158,604
#	Albemarle Corp.	500,961	122,389,782
	Alcoa Corp.	150,835	7,675,993

The U.S. Large Cap Value Series
CONTINUED
		Shares	Value†
MATERIALS — (Continued)
	Amcor PLC	1,181,325	$15,298,159
# *	Arconic Corp.	21,469	648,578
	Ball Corp.	644	47,282
	Celanese Corp.	78,858	9,266,604
	CF Industries Holdings, Inc.	609,969	58,245,940
# *	Cleveland-Cliffs, Inc.	44,668	791,070
	Corteva, Inc.	1,073,383	61,773,192
	Dow, Inc.	2,441,852	129,930,945
	DuPont de Nemours, Inc.	674,802	41,318,126
	Eastman Chemical Co.	841,060	80,682,886
	FMC Corp.	25,480	2,830,828
	Freeport-McMoRan, Inc.	5,156,455	162,686,155
	Huntsman Corp.	8,221	238,080
	International Flavors & Fragrances, Inc.	429,686	53,302,548
#	International Paper Co.	2,080,600	88,987,262
	Linde PLC	829,880	250,623,760
	LyondellBasell Industries NV, Class A	984,348	87,725,094
	Martin Marietta Materials, Inc.	235,605	82,951,808
	Mosaic Co.	661,903	34,855,812
	Newmont Corp.	2,121,499	96,061,475
#	Nucor Corp.	1,991,500	270,445,700
	Packaging Corp. of America	118,549	16,669,175
	PPG Industries, Inc.	2,452	317,019
	Reliance Steel & Aluminum Co.	435,518	82,857,300
	Royal Gold, Inc.	6,364	666,756
	Sonoco Products Co.	14,629	928,795
	Steel Dynamics, Inc.	1,692,329	131,798,583
	Sylvamo Corp.	191,403	7,510,654
	Valvoline, Inc.	251,732	8,110,805
	Vulcan Materials Co.	442,249	73,117,027
	Westlake Corp.	372,164	36,226,444
	WestRock Co.	593,589	25,144,430
TOTAL MATERIALS			2,136,282,671
REAL ESTATE — (0.4%)
*	CBRE Group, Inc., Class A	936,959	80,222,430
# *	Howard Hughes Corp.	4,513	319,926
*	Jones Lang LaSalle, Inc.	217,189	41,411,427
# *	Zillow Group, Inc., Class C	6,600	230,208
TOTAL REAL ESTATE			122,183,991
UTILITIES — (0.3%)
	NRG Energy, Inc.	1,169,432	44,146,058
#	Vistra Corp.	1,084,247	28,027,785
TOTAL UTILITIES			72,173,843
TOTAL COMMON STOCKS Cost ($16,773,643,167)			26,997,082,184

TEMPORARY CASH INVESTMENTS — (0.7%)
	State Street Institutional U.S. Government Money Market Fund 1.880%	195,657,242	195,657,242
SECURITIES LENDING COLLATERAL — (1.0%)
@ §	The DFA Short Term Investment Fund	22,441,936	259,585,876
TOTAL INVESTMENTS — (100.0%)
(Cost $17,228,824,804)^^			$27,452,325,302

The U.S. Large Cap Value Series
CONTINUED
†	See Security Valuation Note within the Notes to Schedules of Investments.
#	Total or Partial Securities on Loan.
*	Non-Income Producing Securities.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.
^^	See Federal Tax Cost Note within the Notes to Schedules of Investments.
As of July 31, 2022, The U.S. Large Cap Value Series had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	882	09/16/22	$179,820,286	$182,287,350	$2,467,064
Total Futures Contracts			$179,820,286	$182,287,350	$2,467,064
Summary of the Series' investments as of July 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$2,183,019,373	—	—	$2,183,019,373
Consumer Discretionary	1,600,811,512	—	—	1,600,811,512
Consumer Staples	1,725,708,484	—	—	1,725,708,484
Energy	3,669,087,422	—	—	3,669,087,422
Financials	5,200,455,264	—	—	5,200,455,264
Health Care	4,520,265,068	—	—	4,520,265,068
Industrials	3,347,563,964	—	—	3,347,563,964
Information Technology	2,419,530,592	—	—	2,419,530,592
Materials	2,136,282,671	—	—	2,136,282,671
Real Estate	122,183,991	—	—	122,183,991
Utilities	72,173,843	—	—	72,173,843
Temporary Cash Investments	195,657,242	—	—	195,657,242
Securities Lending Collateral	—	$259,585,876	—	259,585,876
Futures Contracts**	2,467,064	—	—	2,467,064
TOTAL	$27,195,206,490	$259,585,876	—	$27,454,792,366
** Valued at the unrealized appreciation/(depreciation) on the investment.

The DFA International Value Series
SCHEDULE OF INVESTMENTS
July 31, 2022
(Unaudited)
		Shares	Value»
COMMON STOCKS — (95.7%)
AUSTRALIA — (7.3%)
*	AMP Ltd.	2,083,483	$1,595,551
	Ansell Ltd.	38,888	713,970
	Aurizon Holdings Ltd.	8,111,517	22,957,990
	Australia & New Zealand Banking Group Ltd.	6,888,410	111,325,390
	Australia & New Zealand Banking Group Ltd.	459,228	7,347,756
	Bank of Queensland Ltd.	1,687,416	8,936,886
	Beach Energy Ltd.	2,253,826	2,904,550
#	Bendigo & Adelaide Bank Ltd.	907,070	6,582,273
	BlueScope Steel Ltd.	3,217,376	37,792,517
	Challenger Ltd.	562,114	2,776,709
	Cleanaway Waste Management Ltd.	6,259,807	12,059,454
	Downer EDI Ltd.	2,494,087	9,709,870
	Evolution Mining Ltd.	2,550,344	4,711,195
	Fortescue Metals Group Ltd.	240,333	3,092,739
	Harvey Norman Holdings Ltd.	2,695,782	7,866,663
	IGO Ltd.	379,319	2,972,281
	Incitec Pivot Ltd.	7,095,295	18,077,704
	Lendlease Corp. Ltd.	1,303,875	9,446,101
*	Lottery Corp. Ltd.	2,668,586	8,465,019
	National Australia Bank Ltd.	5,345,044	115,434,287
	New Hope Corp. Ltd.	376,962	1,167,858
	Newcrest Mining Ltd.	1,623,135	21,873,784
	Nine Entertainment Co. Holdings Ltd.	1,196,908	1,746,252
#	Northern Star Resources Ltd.	658,564	3,619,223
	Orica Ltd.	597,823	7,085,535
	Origin Energy Ltd.	3,515,673	14,760,074
	OZ Minerals Ltd.	730,524	9,756,327
	Premier Investments Ltd.	19,252	286,348
	QBE Insurance Group Ltd.	976,946	7,899,315
	Qube Holdings Ltd.	608,346	1,183,313
	Rio Tinto Ltd.	222,838	15,439,163
	Santos Ltd.	9,204,868	47,850,400
	Seven Group Holdings Ltd.	186,936	2,316,107
#	Sims Ltd.	221,717	2,305,635
	Sonic Healthcare Ltd.	112,263	2,703,463
	South32 Ltd.	13,197,658	35,971,723
	Suncorp Group Ltd.	3,668,708	28,972,844
	Tabcorp Holdings Ltd.	2,668,586	1,861,549
	TPG Telecom Ltd.	417,594	1,863,324
Ω	Viva Energy Group Ltd.	1,204,327	2,262,413
#	Westpac Banking Corp.	7,869,029	119,161,818
	Whitehaven Coal Ltd.	5,022,173	22,112,023
#	Woodside Energy Group Ltd.	3,298,650	74,485,096
#	Worley Ltd.	905,249	9,136,040
#	Yancoal Australia Ltd.	41,805	146,753
TOTAL AUSTRALIA			830,735,285
AUSTRIA — (0.1%)
	Erste Group Bank AG	238,396	6,043,976
	Raiffeisen Bank International AG	24,847	301,015
TOTAL AUSTRIA			6,344,991
BELGIUM — (0.5%)
	Ageas SA	382,351	16,687,822

The DFA International Value Series
CONTINUED
		Shares	Value»
BELGIUM — (Continued)
	KBC Group NV	557,629	$29,206,913
	Solvay SA	174,855	15,358,026
TOTAL BELGIUM			61,252,761
CANADA — (10.0%)
	Agnico Eagle Mines Ltd.	512,449	22,030,183
	AltaGas Ltd.	424,078	9,448,241
	ARC Resources Ltd.	1,583,042	22,202,518
#	Bank of Montreal	1,333,115	134,269,522
#	Bank of Nova Scotia	2,141,607	130,517,260
#	Barrick Gold Corp.	2,761,104	43,468,008
	Canadian Imperial Bank of Commerce	1,943,976	98,342,328
#	Canadian Natural Resources Ltd.	1,952,622	107,785,455
	Cenovus Energy, Inc.	1,090,034	20,786,473
#	Endeavour Mining PLC	682,116	13,455,351
	Fairfax Financial Holdings Ltd.	97,836	52,701,787
	First Quantum Minerals Ltd.	1,697,220	31,013,973
	Great-West Lifeco, Inc.	202,161	4,912,928
	iA Financial Corp., Inc.	262,656	14,452,182
#	Imperial Oil Ltd.	577,813	27,719,123
#	Kinross Gold Corp.	4,622,914	15,848,341
	Lundin Mining Corp.	2,996,201	16,893,187
#	Magna International, Inc.	288,365	18,414,989
#	Manulife Financial Corp.	2,426,806	44,450,719
*	MEG Energy Corp.	90,475	1,245,617
	Nutrien Ltd.	944,511	80,906,795
	Onex Corp.	153,916	8,226,161
#	Saputo, Inc.	46,660	1,152,517
	SSR Mining, Inc.	88,038	1,449,106
	Sun Life Financial, Inc.	122,322	5,680,634
	Suncor Energy, Inc.	3,006,941	102,053,673
*	Teck Resources Ltd.,Class B	1,584,701	46,574,399
#	Tourmaline Oil Corp.	613,849	38,459,338
*	Turquoise Hill Resources Ltd.	55,248	1,444,183
	West Fraser Timber Co. Ltd.	244,389	22,880,635
#	Whitecap Resources, Inc.	1,256,786	9,608,321
TOTAL CANADA			1,148,393,947
DENMARK — (2.0%)
	AP Moller - Maersk AS, Class A	5,970	15,993,480
	AP Moller - Maersk AS, Class B	7,872	21,493,182
	Carlsberg AS, Class B	341,080	44,115,931
#	Chr Hansen Holding AS	91,099	5,962,686
#	Danske Bank AS	945,349	13,220,042
*	Demant AS	45,830	1,745,927
	DSV AS	338,415	57,023,232
*	Genmab AS	17,930	6,379,851
	H Lundbeck AS	48,468	239,559
	H Lundbeck AS, Class A	3,091	14,737
	Rockwool International AS, Class A	91	22,425
	Rockwool International AS, Class B	19,106	4,734,448
	Tryg AS	307,601	7,013,716
#	Vestas Wind Systems AS	1,836,721	48,275,869
TOTAL DENMARK			226,235,085
FINLAND — (1.0%)
	Nokia Oyj	4,351,573	22,665,516
#	Nokia Oyj, Sponsored ADR	1,331,054	6,894,860

The DFA International Value Series
CONTINUED
		Shares	Value»
FINLAND — (Continued)
	Nordea Bank Abp	3,879,482	$38,248,285
	Stora Enso Oyj, Class R	1,523,286	23,558,665
	UPM-Kymmene Oyj	657,805	20,845,682
TOTAL FINLAND			112,213,008
FRANCE — (9.4%)
*	Accor SA	178,038	4,619,891
#	Alstom SA	40,414	960,467
Ω	Amundi SA	30,138	1,636,337
	Arkema SA	235,866	22,344,894
	AXA SA	1,974,356	45,494,116
	BNP Paribas SA	1,819,966	85,988,460
	Bollore SE	1,793,750	9,056,391
	Bouygues SA	1,023,747	30,947,597
#	Carrefour SA	2,495,917	42,535,525
	Cie de Saint-Gobain	1,784,858	83,227,605
	Cie Generale des Etablissements Michelin SCA	2,521,000	70,549,086
	Credit Agricole SA	1,088,951	10,033,409
	Eiffage SA	259,883	24,387,156
	Electricite de France SA	1,300,906	15,798,526
	Engie SA	3,701,762	45,799,449
	EssilorLuxottica SA	19,074	2,990,466
	Eurazeo SE	21,491	1,535,049
*	Euroapi SA	29,687	500,818
*	Faurecia SE	61,470	1,115,489
	Orange SA	5,978,647	61,092,395
	Publicis Groupe SA	579,425	30,834,299
*	Renault SA	402,126	11,888,604
	Rexel SA	157,875	2,805,824
#	Sanofi	682,839	67,856,115
	Societe Generale SA	2,080,067	46,606,793
#	TotalEnergies SE	6,840,726	349,406,182
	Vinci SA	24,438	2,342,596
	Vivendi SE	324,425	3,079,874
* Ω	Worldline SA	40,901	1,805,293
TOTAL FRANCE			1,077,238,706
GERMANY — (6.1%)
	Allianz SE	470,627	85,468,727
#	BASF SE	1,589,288	70,826,896
	Bayer AG	880,173	51,340,699
	Bayerische Motoren Werke AG	1,003,964	82,037,237
*	Commerzbank AG	3,669,535	25,140,458
#	Continental AG	238,662	17,002,555
Ω	Covestro AG	587,231	19,804,588
# *	Daimler Truck Holding AG	1,284,137	35,088,987
	Deutsche Bank AG	3,421,901	29,876,403
	Evonik Industries AG	411,203	8,770,831
	Fresenius Medical Care AG & Co. KGaA	334,517	12,401,707
	Fresenius SE & Co. KGaA	1,084,765	27,758,004
	HeidelbergCement AG	448,245	22,832,256
	K+S AG	120,623	2,543,484
#	KION Group AG	16,287	742,893
	Mercedes-Benz Group AG	2,636,283	155,472,105
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	7,068	1,602,358
# *	Siemens Energy AG	410,242	6,817,191
*	Talanx AG	162,600	5,935,832
#	Telefonica Deutschland Holding AG	4,463,614	11,867,095

The DFA International Value Series
CONTINUED
		Shares	Value»
GERMANY — (Continued)
	Uniper SE	74,438	$497,350
	Volkswagen AG	111,321	22,049,083
TOTAL GERMANY			695,876,739
HONG KONG — (2.5%)
	Bank of East Asia Ltd.	502,600	638,786
Ω	BOC Aviation Ltd.	526,800	4,483,390
	BOC Hong Kong Holdings Ltd.	6,049,000	21,881,136
# *	Cathay Pacific Airways Ltd.	6,724,999	6,966,953
	CK Asset Holdings Ltd.	4,895,803	34,660,949
	CK Hutchison Holdings Ltd.	7,579,984	50,280,131
	CK Infrastructure Holdings Ltd.	743,000	4,659,185
	Hang Lung Properties Ltd.	6,065,000	11,065,557
	Hang Seng Bank Ltd.	368,300	5,940,906
	Henderson Land Development Co. Ltd.	2,620,485	9,122,290
	HKT Trust & HKT Ltd.	2,244,000	3,144,102
	MTR Corp. Ltd.	2,745,433	14,538,453
	New World Development Co. Ltd.	4,946,042	16,539,054
	Orient Overseas International Ltd.	131,500	4,582,870
	Sino Land Co. Ltd.	11,469,651	17,042,032
	Sun Hung Kai Properties Ltd.	3,517,920	41,993,870
	Swire Pacific Ltd., Class A	1,289,500	7,343,858
	Swire Pacific Ltd., Class B	2,730,000	2,570,589
Ω	WH Group Ltd.	29,832,696	22,593,402
	Xinyi Glass Holdings Ltd.	1,059,000	2,088,701
TOTAL HONG KONG			282,136,214
IRELAND — (0.4%)
	AIB Group PLC	129,076	293,602
	Bank of Ireland Group PLC	485,903	2,783,135
	CRH PLC	293,793	11,274,054
#	CRH PLC, Sponsored ADR	590,941	22,804,413
# *,*	Flutter Entertainment PLC	39,960	4,016,130
TOTAL IRELAND			41,171,334
ISRAEL — (0.5%)
	Bank Hapoalim BM	1,986,735	18,516,378
	Bank Leumi Le-Israel BM	493,637	4,799,933
	Harel Insurance Investments & Financial Services Ltd.	390,507	3,992,981
	Israel Discount Bank Ltd., Class A	2,210,527	12,568,744
	Phoenix Holdings Ltd.	766,276	8,188,129
*	Teva Pharmaceutical Industries Ltd., Sponsored ADR	1,209,716	11,347,136
TOTAL ISRAEL			59,413,301
ITALY — (1.7%)
	Eni SpA	2,863,752	34,423,957
#	Intesa Sanpaolo SpA	24,372,617	43,281,095
	Mediobanca Banca di Credito Finanziario SpA	724,864	6,216,948
	Stellantis NV	3,193,828	45,864,175
#	Stellantis NV	723,503	10,403,973
*	Telecom Italia SpA	63,812,045	14,157,302
*	Telecom Italia SpA	6,225,918	1,303,202
	Telecom Italia SpA, Sponsored ADR	1,712,869	3,759,748
	UniCredit SpA	3,981,409	39,374,883
	UnipolSai Assicurazioni SpA	466,197	1,055,580
TOTAL ITALY			199,840,863

The DFA International Value Series
CONTINUED
		Shares	Value»
JAPAN — (20.0%)
	Acom Co. Ltd.	117,400	$293,698
	AEON Financial Service Co. Ltd.	24,400	267,131
	AGC, Inc.	895,500	32,643,863
	Air Water, Inc.	37,000	498,127
	Aisin Corp.	609,000	18,086,437
	Alfresa Holdings Corp.	202,200	2,698,539
	Alps Alpine Co. Ltd.	501,600	5,220,390
	Amada Co. Ltd.	907,100	7,321,844
	Aozora Bank Ltd.	253,300	5,295,094
	Asahi Group Holdings Ltd.	50,400	1,752,224
	Asahi Kasei Corp.	1,946,100	15,612,400
	Bank of Kyoto Ltd.	113,679	4,836,523
	Bridgestone Corp.	601,100	23,446,419
	Brother Industries Ltd.	466,700	8,741,959
	Canon Marketing Japan, Inc.	158,500	3,722,213
	Canon, Inc.	652,000	15,424,898
	Chiba Bank Ltd.	1,064,000	5,901,854
	Coca-Cola Bottlers Japan Holdings, Inc.	205,857	2,346,975
	COMSYS Holdings Corp.	23,300	468,103
	Concordia Financial Group Ltd.	2,530,100	8,607,394
	Cosmo Energy Holdings Co. Ltd.	273,700	8,301,416
	Credit Saison Co. Ltd.	393,600	5,026,088
	Dai Nippon Printing Co. Ltd.	457,000	10,084,769
	Daicel Corp.	786,900	5,005,719
	Dai-ichi Life Holdings, Inc.	1,076,847	18,731,622
#	Daio Paper Corp.	71,600	766,655
	Daiwa House Industry Co. Ltd.	426,400	10,535,521
	Daiwa Securities Group, Inc.	3,723,000	17,186,205
	DeNA Co. Ltd.	29,600	437,225
	Denka Co. Ltd.	234,800	6,088,034
	DIC Corp.	308,000	5,695,975
	Dowa Holdings Co. Ltd.	189,000	6,854,407
	Ebara Corp.	13,400	524,933
	ENEOS Holdings, Inc.	8,814,203	34,096,881
	Ezaki Glico Co. Ltd.	8,100	236,664
	Fuji Media Holdings, Inc.	57,000	496,146
	FUJIFILM Holdings Corp.	24,800	1,416,626
	Fukuoka Financial Group, Inc.	386,600	6,852,373
	Hankyu Hanshin Holdings, Inc.	581,700	16,873,213
	Haseko Corp.	510,100	6,210,168
	Hino Motors Ltd.	774,900	4,027,320
	Hitachi Construction Machinery Co. Ltd.	137,600	3,035,712
	Hitachi Ltd.	595,600	30,154,064
	Honda Motor Co. Ltd.	3,522,000	90,258,919
	House Foods Group, Inc.	2,800	60,204
	Hulic Co. Ltd.	28,500	228,573
	Idemitsu Kosan Co. Ltd.	602,938	15,679,283
	IHI Corp.	83,100	2,191,156
	Iida Group Holdings Co. Ltd.	674,550	11,044,011
	Inpex Corp.	2,704,683	31,000,461
	Isetan Mitsukoshi Holdings Ltd.	549,300	4,397,719
	Isuzu Motors Ltd.	1,471,000	16,134,812
#	ITOCHU Corp.	658,700	19,174,534
	Iwatani Corp.	75,500	3,164,713
	J Front Retailing Co. Ltd.	712,300	5,996,507
	Japan Post Holdings Co. Ltd.	1,170,410	8,426,754
	Japan Post Insurance Co. Ltd.	97,800	1,581,216
	JFE Holdings, Inc.	1,257,295	14,175,809
	JGC Holdings Corp.	257,700	3,169,299

The DFA International Value Series
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	JTEKT Corp.	572,800	$4,247,271
	Kajima Corp.	751,700	8,581,183
	Kamigumi Co. Ltd.	342,200	6,958,436
	Kaneka Corp.	231,308	6,267,322
	Kawasaki Heavy Industries Ltd.	677,300	13,302,525
	Kawasaki Kisen Kaisha Ltd.	33,700	2,485,024
	Kewpie Corp.	7,000	121,598
	Kinden Corp.	222,800	2,630,442
	Kobe Steel Ltd.	60,200	279,861
	Kokuyo Co. Ltd.	20,200	269,351
	Komatsu Ltd.	561,800	12,987,901
	Konica Minolta, Inc.	5,300	18,799
	K's Holdings Corp.	403,300	4,072,385
	Kuraray Co. Ltd.	1,508,500	12,141,984
	Kyocera Corp.	179,600	9,983,760
	Lixil Corp.	961,800	19,904,677
	Mabuchi Motor Co. Ltd.	73,100	2,095,067
	Marubeni Corp.	2,948,900	27,431,452
	Maruichi Steel Tube Ltd.	15,500	343,080
	Mazda Motor Corp.	1,379,100	11,625,220
	Mebuki Financial Group, Inc.	1,302,120	2,627,080
	Medipal Holdings Corp.	329,250	4,967,528
	Mitsubishi Chemical Holdings Corp.	3,555,700	19,995,573
	Mitsubishi Corp.	1,817,600	54,017,758
	Mitsubishi Electric Corp.	1,660,300	17,523,182
	Mitsubishi Estate Co. Ltd.	84,800	1,259,416
	Mitsubishi Gas Chemical Co., Inc.	727,100	10,568,856
	Mitsubishi HC Capital, Inc.	2,653,300	12,857,628
	Mitsubishi Heavy Industries Ltd.	724,500	26,902,467
	Mitsubishi Logistics Corp.	89,600	2,404,164
	Mitsubishi Materials Corp.	97,200	1,470,567
*	Mitsubishi Motors Corp.	1,740,000	6,062,674
	Mitsubishi UFJ Financial Group, Inc., Sponsored ADR	1,968,045	11,158,815
	Mitsubishi UFJ Financial Group, Inc.	10,193,750	57,436,600
	Mitsui & Co. Ltd., Sponsored ADR	10,506	4,641,866
	Mitsui & Co. Ltd.	1,295,000	28,570,630
	Mitsui Chemicals, Inc.	823,660	17,349,767
	Mitsui Fudosan Co. Ltd.	940,400	21,017,388
#	Mitsui OSK Lines Ltd.	885,300	24,275,725
	Mizuho Financial Group, Inc.	2,369,480	28,259,303
	Morinaga Milk Industry Co. Ltd.	2,700	99,557
	MS&AD Insurance Group Holdings, Inc.	445,453	14,446,636
	Nagase & Co. Ltd.	21,700	326,403
	NEC Corp.	780,910	28,826,851
	NGK Insulators Ltd.	241,400	3,530,771
	NGK Spark Plug Co. Ltd.	315,000	6,168,470
	NH Foods Ltd.	317,767	9,627,283
	Nikon Corp.	695,200	8,006,303
	Nippon Electric Glass Co. Ltd.	131,500	2,618,149
	Nippon Express Holdings, Inc.	308,324	18,424,012
	Nippon Shokubai Co. Ltd.	84,400	3,303,508
	Nippon Steel Corp.	1,079,293	16,060,127
	Nippon Yusen KK	201,900	15,859,510
	Nissan Motor Co. Ltd.	4,749,500	18,061,688
	Nisshin Seifun Group, Inc.	188,500	2,320,330
	Nomura Holdings, Inc.	3,219,302	12,283,283
	Nomura Real Estate Holdings, Inc.	521,500	12,651,257
	NSK Ltd.	1,027,500	5,754,102
	Obayashi Corp.	2,342,282	17,226,164

The DFA International Value Series
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Oji Holdings Corp.	3,568,100	$14,875,960
	ORIX Corp.	2,086,100	37,178,097
	Otsuka Holdings Co. Ltd.	146,200	5,222,695
	Panasonic Corp.	2,850,600	23,534,939
	Resona Holdings, Inc.	2,821,139	10,963,643
#	Ricoh Co. Ltd.	1,414,100	11,373,691
	Rinnai Corp.	12,700	965,561
	Rohm Co. Ltd.	93,500	6,938,692
	Sankyo Co. Ltd.	30,300	952,952
	Seiko Epson Corp.	701,700	10,541,410
	Seino Holdings Co. Ltd.	437,400	3,628,019
	Sekisui Chemical Co. Ltd.	206,700	2,908,158
#	Sekisui House Ltd.	1,397,300	24,748,133
	Seven & I Holdings Co. Ltd.	546,400	22,271,377
	Shimamura Co. Ltd.	61,300	5,878,270
	Shimizu Corp.	995,300	5,641,999
	Shizuoka Bank Ltd.	851,000	5,149,755
	Showa Denko KK	438,500	7,353,883
	SoftBank Group Corp.	1,265,580	53,162,934
	Sohgo Security Services Co. Ltd.	15,800	442,778
	Sojitz Corp.	666,340	10,126,088
	Sompo Holdings, Inc.	490,056	21,871,790
	Stanley Electric Co. Ltd.	335,400	5,893,760
	Subaru Corp.	969,784	16,875,119
	Sumitomo Chemical Co. Ltd.	8,266,400	32,486,373
	Sumitomo Corp.	1,110,400	15,612,171
	Sumitomo Dainippon Pharma Co. Ltd.	330,631	2,589,325
	Sumitomo Electric Industries Ltd.	2,834,000	31,595,663
	Sumitomo Forestry Co. Ltd.	598,600	9,294,173
	Sumitomo Heavy Industries Ltd.	524,600	12,002,766
	Sumitomo Metal Mining Co. Ltd.	316,464	9,950,832
	Sumitomo Mitsui Financial Group, Inc.	1,282,500	40,234,706
	Sumitomo Mitsui Trust Holdings, Inc.	464,844	15,269,762
#	Sumitomo Realty & Development Co. Ltd.	273,800	7,560,456
	Sumitomo Rubber Industries Ltd.	756,200	6,818,186
	Suzuken Co. Ltd.	80,200	2,216,643
	Suzuki Motor Corp.	428,500	14,045,943
	T&D Holdings, Inc.	1,301,400	14,729,296
	Taiheiyo Cement Corp.	165,700	2,486,010
	Taisei Corp.	163,500	5,216,762
	Taisho Pharmaceutical Holdings Co. Ltd.	35,800	1,425,479
	Takeda Pharmaceutical Co. Ltd.	2,595,871	76,163,353
	TBS Holdings, Inc.	70,800	906,659
	TDK Corp.	328,000	10,330,244
	Teijin Ltd.	855,090	9,060,479
	THK Co. Ltd.	68,800	1,459,629
	Toda Corp.	717,800	3,850,168
	Tokai Carbon Co. Ltd.	40,000	323,387
	Tokio Marine Holdings, Inc.	123,519	7,230,792
	Tokyo Century Corp.	100,200	3,543,582
	Tokyo Tatemono Co. Ltd.	870,300	12,817,143
	Tokyu Fudosan Holdings Corp.	2,556,700	13,854,625
	Toppan, Inc.	599,800	10,205,867
	Toray Industries, Inc.	2,709,300	14,839,750
	Tosoh Corp.	1,241,700	16,185,805
	Toyo Seikan Group Holdings Ltd.	416,349	4,794,507
	Toyo Suisan Kaisha Ltd.	1,900	80,727
	Toyo Tire Corp.	52,000	698,885
	Toyoda Gosei Co. Ltd.	272,500	4,300,375

The DFA International Value Series
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Toyota Boshoku Corp.	47,400	$700,922
	Toyota Industries Corp.	159,400	9,705,779
	Toyota Motor Corp.	12,080,750	196,082,941
	Toyota Tsusho Corp.	584,300	19,941,831
	Tsumura & Co.	24,700	579,532
	Tsuruha Holdings, Inc.	17,100	974,246
	UBE Corp.	460,500	7,210,261
	Yamada Holdings Co. Ltd.	1,918,800	6,927,599
	Yamaha Motor Co. Ltd.	854,100	16,498,761
	Yamato Kogyo Co. Ltd.	2,700	92,329
	Yamazaki Baking Co. Ltd.	325,600	3,931,145
	Yokohama Rubber Co. Ltd.	563,500	8,253,823
	Z Holdings Corp.	1,394,000	4,926,728
	Zeon Corp.	404,300	4,105,342
TOTAL JAPAN			2,285,827,985
NETHERLANDS — (3.6%)
Ω	ABN AMRO Bank NV	572,088	5,834,092
	Aegon NV	3,080,566	13,530,476
	Aegon NV	413,726	1,820,394
	Akzo Nobel NV	229,839	15,468,253
	ArcelorMittal SA	652,213	16,092,652
	ArcelorMittal SA	920,067	22,624,450
	ASR Nederland NV	322,376	13,474,486
	Coca-Cola Europacific Partners PLC	84,349	4,579,632
#	Heineken NV	169,387	16,699,323
	ING Groep NV	4,722,058	45,869,241
	JDE Peet's NV	159,274	4,619,328
	Koninklijke Ahold Delhaize NV	4,054,901	111,666,808
	Koninklijke DSM NV	296,177	47,432,466
#	Koninklijke KPN NV	4,007,248	13,219,873
	Koninklijke Philips NV	991,539	20,521,138
	Koninklijke Philips NV	33,022	684,876
	NN Group NV	678,296	31,827,272
	OCI NV	84,204	2,923,280
	Randstad NV	338,457	17,106,625
Ω	Signify NV	9,094	295,355
TOTAL NETHERLANDS			406,290,020
NEW ZEALAND — (0.2%)
*	Auckland International Airport Ltd.	1,979,607	9,295,631
	Chorus Ltd.	297,294	1,496,254
	EBOS Group Ltd.	225,352	5,599,642
	Fletcher Building Ltd.	1,485,793	4,834,099
#	Fonterra Co-operative Group Ltd.	293,628	559,052
#	Ryman Healthcare Ltd.	152,311	890,895
	Summerset Group Holdings Ltd.	356,360	2,402,313
TOTAL NEW ZEALAND			25,077,886
NORWAY — (0.9%)
	Adevinta ASA	27,986	212,816
	Austevoll Seafood ASA	164,785	2,029,953
	DNB Bank ASA	1,885,402	37,191,003
Ω	Elkem ASA	637,508	2,612,103
# *	Frontline Ltd.	84,273	802,725
	Golden Ocean Group Ltd.	740,046	8,170,931
	Norsk Hydro ASA	2,813,185	19,059,977
	Orkla ASA	344,624	2,974,888

The DFA International Value Series
CONTINUED
		Shares	Value»
NORWAY — (Continued)
	Schibsted ASA, Class A	9,681	$181,959
	Schibsted ASA, Class B	5,526	99,405
	SpareBank 1 SR-Bank ASA	329,406	3,895,011
	Storebrand ASA	1,260,839	10,604,972
	Subsea 7 SA	453,890	4,090,719
	Wallenius Wilhelmsen ASA	558,074	3,741,157
	Yara International ASA	285,618	12,172,281
TOTAL NORWAY			107,839,900
PORTUGAL — (0.1%)
††	Banco Espirito Santo SA	2,631,973	0
#	EDP Renovaveis SA	398,808	10,372,709
	Galp Energia SGPS SA	54,599	576,324
TOTAL PORTUGAL			10,949,033
SINGAPORE — (1.0%)
	City Developments Ltd.	1,395,500	7,840,245
	Frasers Property Ltd.	492,700	375,064
	Genting Singapore Ltd.	473,400	276,483
	Golden Agri-Resources Ltd.	40,500	7,626
	Hongkong Land Holdings Ltd.	2,134,200	11,093,700
	Jardine Cycle & Carriage Ltd.	130,900	2,656,893
	Keppel Corp. Ltd.	6,501,200	32,481,184
	Olam Group Ltd.	399,410	470,415
	Oversea-Chinese Banking Corp. Ltd.	1,818,100	15,407,847
*	Singapore Airlines Ltd.	3,794,200	15,010,423
	Singapore Land Group Ltd.	1,020,270	1,830,566
	UOL Group Ltd.	1,698,674	9,177,729
	Wilmar International Ltd.	5,864,700	17,089,186
	Yangzijiang Shipbuilding Holdings Ltd.	8,876,100	5,984,312
TOTAL SINGAPORE			119,701,673
SPAIN — (1.6%)
	Banco Bilbao Vizcaya Argentaria SA	7,144,740	32,377,599
	Banco Bilbao Vizcaya Argentaria SA, Sponsored ADR	943,992	4,285,724
	Banco Santander SA	37,487,854	93,789,750
	CaixaBank SA	2,040,302	6,126,484
	Repsol SA	4,020,637	50,090,117
TOTAL SPAIN			186,669,674
SWEDEN — (2.6%)
	BillerudKorsnas AB	542,040	6,991,532
	Boliden AB	1,135,291	37,940,139
	Bure Equity AB	114,977	3,060,800
Ω	Dometic Group AB	380,509	2,580,504
#	Electrolux AB, Class B	67,659	975,901
	Essity AB, Class B	97,665	2,486,070
	Getinge AB, Class B	79,109	1,785,167
	Holmen AB, Class A	5,562	233,516
	Holmen AB, Class B	197,104	8,099,383
#	Husqvarna AB, Class B	256,475	2,044,037
#	Intrum AB	146,882	3,137,394
	Loomis AB	17,123	482,839
*	Millicom International Cellular SA, SDR	310,681	4,885,169
*	Pandox AB	106,891	1,567,575
	Peab AB, Class B	716,387	4,887,503
	Saab AB, Class B	105,049	3,800,001

The DFA International Value Series
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
#	Securitas AB, Class B	531,310	$5,372,775
	Skandinaviska Enskilda Banken AB, Class A	2,605,519	28,226,699
#	Skandinaviska Enskilda Banken AB, Class C	14,462	178,813
	Skanska AB, Class B	698,815	11,921,750
	SKF AB, Class B	1,179,544	19,851,062
	SSAB AB, Class A	729,061	3,528,201
	SSAB AB, Class B	2,046,233	9,388,506
	Svenska Cellulosa AB SCA, Class A	34,534	510,078
	Svenska Cellulosa AB SCA, Class B	581,885	8,506,913
	Svenska Handelsbanken AB, Class A	1,224,329	11,009,057
#	Svenska Handelsbanken AB, Class B	37,204	386,567
#	Swedbank AB, Class A	973,315	13,480,563
	Tele2 AB, Class B	580,670	6,633,362
	Telefonaktiebolaget LM Ericsson, Class B	1,113,229	8,467,491
#	Telia Co. AB	6,786,020	25,069,911
	Trelleborg AB, Class B	724,479	17,800,839
	Volvo AB, Class A	268,270	4,998,816
	Volvo AB, Class B	2,261,068	40,595,266
TOTAL SWEDEN			300,884,199
SWITZERLAND — (9.1%)
	ABB Ltd.	912,685	27,745,259
	Adecco Group AG	273,776	9,644,308
	Alcon, Inc.	561,848	44,180,874
	Baloise Holding AG	105,344	16,784,361
	Barry Callebaut AG	484	1,072,381
	Cie Financiere Richemont SA, Class A	910,327	109,764,954
	Credit Suisse Group AG	1,363,427	7,930,463
#	Credit Suisse Group AG, Sponsored ADR	1,195,011	6,931,064
	Holcim Ltd.	1,372,633	64,344,055
	Julius Baer Group Ltd.	716,015	37,025,168
	Novartis AG, Sponsored ADR	1,587,470	136,252,550
	Novartis AG	1,706,093	146,603,940
	SIG Group AG	479,021	12,496,847
	Swatch Group AG	47,812	12,728,358
	Swatch Group AG	123,912	6,188,003
	Swiss Life Holding AG	69,548	36,842,097
	Swiss Prime Site AG	120,516	10,974,619
	Swiss Re AG	399,672	29,990,107
	Swisscom AG	82,048	44,358,211
#	UBS Group AG	7,263,744	118,568,163
*	Vifor Pharma AG	55,433	9,706,149
	Zurich Insurance Group AG	344,357	150,321,585
TOTAL SWITZERLAND			1,040,453,516
UNITED KINGDOM — (15.1%)
	3i Group PLC	198,335	3,081,679
	Abrdn Plc	1,691,534	3,429,453
Ω	Airtel Africa PLC	31,927	61,715
	Anglo American PLC	1,391,761	50,304,991
	Associated British Foods PLC	179,332	3,662,922
	Aviva PLC	10,576,653	51,220,864
#	Barclays PLC, Sponsored ADR	7,035,082	54,803,289
	Barclays PLC	191,609	367,039
	Barratt Developments PLC	1,021,479	6,263,398
	Bellway PLC	134,536	4,020,480
	BP PLC, Sponsored ADR	4,418,588	129,818,115
	BP PLC	7,690,578	37,639,686

The DFA International Value Series
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	British American Tobacco PLC, Sponsored ADR	838,885	$32,859,125
	British American Tobacco PLC	3,024,009	118,491,656
	BT Group PLC	22,408,140	44,240,899
	DS Smith PLC	2,344,995	8,358,949
	Glencore PLC	23,897,614	135,444,485
	HSBC Holdings PLC	13,535,003	84,782,675
#	HSBC Holdings PLC, Sponsored ADR	2,324,211	72,980,225
	Investec PLC	1,183,350	6,401,518
	J Sainsbury PLC	7,868,098	21,224,748
	Johnson Matthey PLC	31,950	835,316
	Kingfisher PLC	7,975,671	25,233,993
	Lloyds Banking Group PLC	164,752,825	91,216,734
#	Lloyds Banking Group PLC, ADR	1,844,768	4,076,937
	M&G PLC	2,956,890	7,707,731
*	Marks & Spencer Group PLC	1,591,554	2,759,242
	Melrose Industries PLC	4,376,981	8,615,907
	Natwest Group PLC	5,175,515	15,719,365
#	Natwest Group PLC, Sponsored ADR	686,481	4,269,912
	Pearson PLC	309,149	2,861,252
	Pearson PLC, Sponsored ADR	1,015,920	9,407,419
	Phoenix Group Holdings PLC	710,707	5,599,390
	Royal Mail PLC	1,820,199	6,290,234
	Shell PLC	307,658	8,207,181
#	Shell PLC, Sponsored ADR	9,015,405	481,242,319
	Standard Chartered PLC	4,622,099	31,858,690
	Taylor Wimpey PLC	1,406,831	2,189,702
	Tesco PLC	6,706,353	21,508,183
	Vodafone Group PLC	58,351,986	85,990,822
#	Vodafone Group PLC, Sponsored ADR	2,609,023	38,509,184
#	WPP PLC, Sponsored ADR	42,036	2,268,263
TOTAL UNITED KINGDOM			1,725,825,687
TOTAL COMMON STOCKS			10,950,371,807
PREFERRED STOCKS — (1.1%)
GERMANY — (1.1%)
	Bayerische Motoren Werke AG	152,008	11,541,222
	Porsche Automobil Holding SE	307,547	22,260,778
	Volkswagen AG	601,156	84,997,352
TOTAL GERMANY			118,799,352
TOTAL INVESTMENT SECURITIES (Cost $10,724,445,324)			11,069,171,159

			Value†
SECURITIES LENDING COLLATERAL — (3.2%)
@ §	The DFA Short Term Investment Fund	32,028,807	370,477,205
TOTAL INVESTMENTS — (100.0%)
(Cost $11,094,902,981)^^			$11,439,648,364

ADR	American Depositary Receipt
SA	Special Assessment

»	Securities have generally been fair valued. See Security Valuation Note within the Notes to Schedules of Investments.
*	Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
Ω	Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund’s Liquidity Guidelines. The liquidity determination is unaudited.
††	Security valued using significant unobservable inputs (Level 3).

The DFA International Value Series
CONTINUED
†	See Security Valuation Note within the Notes to Schedules of Investments.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.
^^	See Federal Tax Cost Note within the Notes to Schedules of Investments.
As of July 31, 2022, The DFA International Value Series had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	642	09/16/22	$125,013,501	$132,685,350	$7,671,849
Total Futures Contracts			$125,013,501	$132,685,350	$7,671,849
Summary of the Series' investments as of July 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$8,465,019	$822,270,266	—	$830,735,285
Austria	—	6,344,991	—	6,344,991
Belgium	—	61,252,761	—	61,252,761
Canada	1,148,393,947	—	—	1,148,393,947
Denmark	254,296	225,980,789	—	226,235,085
Finland	6,894,860	105,318,148	—	112,213,008
France	500,818	1,076,737,888	—	1,077,238,706
Germany	12,917,174	682,959,565	—	695,876,739
Hong Kong	—	282,136,214	—	282,136,214
Ireland	22,804,413	18,366,921	—	41,171,334
Israel	11,347,136	48,066,165	—	59,413,301
Italy	14,163,721	185,677,142	—	199,840,863
Japan	15,800,681	2,270,027,304	—	2,285,827,985
Netherlands	25,129,720	381,160,300	—	406,290,020
New Zealand	—	25,077,886	—	25,077,886
Norway	—	107,839,900	—	107,839,900
Portugal	—	10,949,033	—	10,949,033
Singapore	—	119,701,673	—	119,701,673
Spain	4,285,724	182,383,950	—	186,669,674
Sweden	—	300,884,199	—	300,884,199
Switzerland	168,156,193	872,297,323	—	1,040,453,516
United Kingdom	830,234,788	895,590,899	—	1,725,825,687
Preferred Stocks
Germany	—	118,799,352	—	118,799,352
Securities Lending Collateral	—	370,477,205	—	370,477,205
Futures Contracts**	7,671,849	—	—	7,671,849
TOTAL	$2,277,020,339	$9,170,299,874	—	$11,447,320,213
** Valued at the unrealized appreciation/(depreciation) on the investment.

The Emerging Markets Series
SCHEDULE OF INVESTMENTS
July 31, 2022
(Unaudited)
		Shares	Value»
COMMON STOCKS — (97.5%)
BRAZIL — (3.8%)
	Ambev SA, ADR	1,642,569	$4,632,045
	Atacadao SA	384,789	1,385,481
	B3 SA - Brasil Bolsa Balcao	2,518,071	5,397,153
	Banco Bradesco SA	755,221	2,112,067
	Banco BTG Pactual SA	541,804	2,359,221
	Banco do Brasil SA	396,250	2,754,704
	Banco Santander Brasil SA	214,624	1,173,482
	BB Seguridade Participacoes SA	353,143	1,978,627
	Braskem SA, Sponsored ADR	57,171	814,115
*	BRF SA	873,661	2,694,890
	CCR SA	1,291,886	3,243,385
	Centrais Eletricas Brasileiras SA	244,933	2,168,567
	Cia de Saneamento Basico do Estado de Sao Paulo	288,020	2,486,588
#	Cia de Saneamento Basico do Estado de Sao Paulo, ADR	40,965	351,070
	Cia Energetica de Minas Gerais	215,832	709,554
	Cia Paranaense de Energia	55,700	69,651
	Cia Paranaense de Energia, Sponsored ADR	17,400	114,492
	Cia Paranaense de Energia	39,800	265,149
#	Cia Siderurgica Nacional SA, Sponsored ADR	545,056	1,575,212
	Cia Siderurgica Nacional SA	517,465	1,471,156
	Cosan SA	440,000	1,587,677
	CPFL Energia SA	146,500	929,835
	Energisa SA	228,135	1,941,800
*	Eneva SA	273,981	805,406
	Engie Brasil Energia SA	116,476	997,703
	Equatorial Energia SA	966,386	4,633,856
	Gerdau SA, Sponsored ADR	750,154	3,540,727
	Getnet Adquirencia e Servicos para Meios de Pagamento SA	53,656	46,873
Ω	Hapvida Participacoes e Investimentos SA	1,562,209	1,859,881
	Hypera SA	368,936	3,036,854
	Inter & Co., Inc., BDR	33,874	102,327
	Itau Unibanco Holding SA	217,203	851,332
	JBS SA	874,000	5,395,249
	Klabin SA	1,043,990	4,021,322
	Localiza Rent a Car SA	229,414	2,554,365
	Lojas Renner SA	659,267	3,222,370
*	Magazine Luiza SA	1,102,502	549,749
	Natura & Co. Holding SA	680,001	2,047,586
	Neoenergia SA	95,100	272,208
*	Petro Rio SA	551,205	2,580,195
	Petroleo Brasileiro SA, Sponsored ADR	511,889	6,721,102
	Petroleo Brasileiro SA, Sponsored ADR	227,883	3,254,169
	Petroleo Brasileiro SA	2,733,556	19,526,532
	Porto Seguro SA	149,774	533,201
	Raia Drogasil SA	443,885	1,799,870
Ω	Rede D'Or Sao Luiz SA	23,500	147,111
	Rumo SA	1,052,024	3,566,321
	Sendas Distribuidora SA	848,688	2,599,815
	Suzano SA	450,507	4,204,593
#	Suzano SA, Sponsored ADR	10,979	102,653
	Telefonica Brasil SA	248,062	2,138,259
	TIM SA	1,144,280	2,784,346
	TOTVS SA	323,491	1,648,684
	Ultrapar Participacoes SA	204,563	501,711
	Vale SA, Sponsored ADR	332,416	4,474,326

The Emerging Markets Series
CONTINUED
		Shares	Value»
BRAZIL — (Continued)
	Vale SA	2,602,113	$35,078,052
	Vibra Energia SA	871,221	2,803,546
	WEG SA	591,966	3,208,041
TOTAL BRAZIL			173,826,256
CHILE — (0.5%)
	Banco de Chile, ADR	111,649	2,114,638
	Banco de Credito e Inversiones SA	44,964	1,356,654
	Banco Santander Chile, ADR	78,503	1,227,787
	CAP SA	95,505	874,012
	Cencosud SA	2,002,798	2,736,039
	Cencosud Shopping SA	323,343	349,846
	Cia Cervecerias Unidas SA	25,688	148,238
	Cia Cervecerias Unidas SA, Sponsored ADR	22,534	260,042
	Cia Sud Americana de Vapores SA	15,213,678	1,646,137
	Embotelladora Andina SA, ADR, Class B	20,985	240,068
	Empresa Nacional de Telecomunicaciones SA	125,159	413,896
	Empresas CMPC SA	922,978	1,568,172
	Empresas COPEC SA	227,255	1,861,216
	Falabella SA	319,590	712,880
	Itau CorpBanca Chile SA	31,276,064	67,578
	Plaza SA	176,521	150,643
	Sociedad Quimica y Minera de Chile SA, Sponsored ADR	89,320	8,786,408
TOTAL CHILE			24,514,254
CHINA — (28.3%)
	360 Security Technology, Inc., Class A	409,600	449,585
	37 Interactive Entertainment Network Technology Group Co. Ltd., Class A	189,863	551,928
	ADAMA Ltd., Class A	43,600	70,180
	Addsino Co. Ltd., Class A	72,300	122,679
	AECC Aero-Engine Control Co. Ltd., Class A	68,057	276,037
	AECC Aviation Power Co. Ltd., Class A	79,700	589,547
	Agile Group Holdings Ltd.	2,346,000	768,733
	Agricultural Bank of China Ltd., Class H	14,534,000	4,793,633
	Aier Eye Hospital Group Co. Ltd., Class A	293,917	1,328,392
*	Air China Ltd., Class H	1,158,000	908,897
*	Alibaba Group Holding Ltd., Sponsored ADR	854,378	76,355,762
*	Alibaba Group Holding Ltd.	714,100	8,028,961
*	Alibaba Health Information Technology Ltd.	2,422,000	1,454,406
	All Winner Technology Co. Ltd., Class A	18,600	69,380
#	Aluminum Corp. of China Ltd., ADR	6,024	55,963
	Aluminum Corp. of China Ltd., Class H	7,864,000	2,880,204
*	Amlogic Shanghai Co. Ltd., Class A	16,876	212,140
	Angel Yeast Co. Ltd., Class A	49,300	325,118
	Anhui Conch Cement Co. Ltd., Class H	1,881,000	7,442,513
	Anhui Guangxin Agrochemical Co. Ltd., Class A	61,420	240,998
	Anhui Gujing Distillery Co. Ltd., Class A	11,716	371,601
	Anhui Honglu Steel Construction Group Co. Ltd., Class A	68,664	305,610
	Anhui Jinhe Industrial Co. Ltd., Class A	50,800	306,134
	Anhui Kouzi Distillery Co. Ltd., Class A	71,000	528,362
	Anhui Yingjia Distillery Co. Ltd., Class A	38,000	307,946
	Anhui Zhongding Sealing Parts Co. Ltd., Class A	96,800	325,406
	Anjoy Foods Group Co. Ltd., Class A	14,400	314,347
	Anker Innovations Technology Co. Ltd., Class A	19,400	212,130
	ANTA Sports Products Ltd.	612,400	6,743,047
	Apeloa Pharmaceutical Co. Ltd., Class A	136,420	390,713
*	Asia - Potash International Investment Guangzhou Co. Ltd., Class A	47,574	246,164
	Asymchem Laboratories Tianjin Co. Ltd., Class A	10,780	264,040

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Avary Holding Shenzhen Co. Ltd., Class A	140,276	$641,262
	AVIC Electromechanical Systems Co. Ltd., Class A	155,700	273,512
	AVIC Industry-Finance Holdings Co. Ltd., Class A	327,700	158,765
	AVICOPTER PLC, Class A	22,704	147,604
	Bafang Electric Suzhou Co. Ltd., Class A	6,600	171,667
# *	Baidu, Inc., Sponsored ADR	25,812	3,525,145
*	Baidu, Inc., Class A	783,900	13,549,239
	Bank of Beijing Co. Ltd., Class A	697,408	431,999
	Bank of Changsha Co. Ltd., Class A	436,484	479,899
	Bank of Chengdu Co. Ltd., Class A	157,850	361,432
	Bank of China Ltd., Class H	43,912,181	15,614,520
	Bank of Communications Co. Ltd., Class H	6,088,515	3,623,964
	Bank of Guiyang Co. Ltd., Class A	471,595	392,280
	Bank of Hangzhou Co. Ltd., Class A	242,404	515,075
	Bank of Jiangsu Co. Ltd., Class A	742,270	794,386
	Bank of Nanjing Co. Ltd., Class A	454,780	698,387
	Bank of Ningbo Co. Ltd., Class A	317,342	1,472,475
	Bank of Shanghai Co. Ltd., Class A	458,383	405,876
	Bank of Suzhou Co. Ltd., Class A	312,960	298,069
	Baoshan Iron & Steel Co. Ltd., Class A	1,014,500	855,781
# *	BeiGene Ltd., ADR	741	124,547
*	BeiGene Ltd.	255,700	3,289,171
	Beijing Bei Mo Gao Ke Friction Material Co. Ltd., Class A	24,020	216,827
	Beijing Capital Eco-Environment Protection Group Co. Ltd., Class A	818,160	357,603
*	Beijing Compass Technology Development Co. Ltd., Class A	23,700	184,780
*	Beijing Dabeinong Technology Group Co. Ltd., Class A	202,052	217,860
	Beijing Dahao Technology Corp. Ltd., Class A	26,100	83,240
	Beijing Easpring Material Technology Co. Ltd., Class A	24,700	352,378
	Beijing Enlight Media Co. Ltd., Class A	258,706	321,305
	Beijing GeoEnviron Engineering & Technology, Inc., Class A	64,440	125,003
	Beijing Huafeng Test & Control Technology Co. Ltd., Class A	4,133	195,043
*	Beijing Jingyuntong Technology Co. Ltd., Class A	100,200	135,219
	Beijing Kingsoft Office Software, Inc., Class A	6,588	171,452
	Beijing New Building Materials PLC, Class A	118,403	506,244
	Beijing Oriental Yuhong Waterproof Technology Co. Ltd., Class A	132,362	795,098
	Beijing Originwater Technology Co. Ltd., Class A	293,800	242,850
	Beijing Roborock Technology Co. Ltd., Class A	5,493	265,944
	Beijing Shiji Information Technology Co. Ltd., Class A	93,560	197,796
	Beijing Shougang Co. Ltd., Class A	257,300	161,706
	Beijing Shunxin Agriculture Co. Ltd., Class A	48,400	168,887
	Beijing Sinnet Technology Co. Ltd., Class A	116,888	166,769
	Beijing Tiantan Biological Products Corp. Ltd., Class A	77,216	229,568
	Beijing Tongrentang Co. Ltd., Class A	36,400	254,701
	Beijing United Information Technology Co. Ltd., Class A	20,155	274,975
	Beijing Yanjing Brewery Co. Ltd., Class A	26,600	32,778
	Beijing Yuanliu Hongyuan Electronic Technology Co. Ltd., Class A	17,400	307,723
	Beijing Zhong Ke San Huan High-Tech Co. Ltd., Class A	82,575	260,573
	Beijing-Shanghai High Speed Railway Co. Ltd., Class A	1,062,900	733,624
	Bethel Automotive Safety Systems Co. Ltd., Class A	19,400	306,442
	Betta Pharmaceuticals Co. Ltd., Class A	24,206	179,980
	BGI Genomics Co. Ltd., Class A	34,100	314,045
*	Bilibili, Inc., Class Z	152,700	3,732,477
	Bloomage Biotechnology Corp. Ltd., Class A	6,559	155,348
	BOC International China Co. Ltd., Class A	89,700	168,172
	BOE Technology Group Co. Ltd., Class A	2,001,800	1,156,820
	Bosideng International Holdings Ltd.	3,214,000	1,875,847
	Boya Bio-pharmaceutical Group Co. Ltd., Class A	27,200	133,505
	Bright Dairy & Food Co. Ltd., Class A	24,800	44,557
	BTG Hotels Group Co. Ltd., Class A	75,200	233,552

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	BYD Co. Ltd., Class H	403,886	$14,776,562
#	BYD Electronic International Co. Ltd.	1,340,000	3,442,723
	By-health Co. Ltd., Class A	124,793	342,620
	Caitong Securities Co. Ltd., Class A	547,690	593,049
*	CECEP Solar Energy Co. Ltd., Class A	241,000	319,601
	CECEP Wind-Power Corp., Class A	381,200	308,841
	Centre Testing International Group Co. Ltd., Class A	27,300	83,387
Ω	CGN Power Co. Ltd., Class H	4,899,000	1,129,628
	Changchun High & New Technology Industry Group, Inc., Class A	20,900	602,695
	Changjiang Securities Co. Ltd., Class A	435,670	351,967
	Changzhou Xingyu Automotive Lighting Systems Co. Ltd., Class A	9,700	253,521
	Chaozhou Three-Circle Group Co. Ltd., Class A	139,705	557,334
	Chengdu Wintrue Holding Co. Ltd., Class A	54,300	117,188
	Chengtun Mining Group Co. Ltd., Class A	308,000	360,774
	Chengxin Lithium Group Co. Ltd., Class A	36,329	306,526
*	Chifeng Jilong Gold Mining Co. Ltd., Class A	107,700	292,153
	China Baoan Group Co. Ltd., Class A	146,334	309,785
	China Cinda Asset Management Co. Ltd., Class H	7,009,000	965,499
	China CITIC Bank Corp. Ltd., Class H	9,190,928	3,841,625
	China Coal Energy Co. Ltd., Class H	3,825,777	2,976,175
††	China Common Rich Renewable Energy Investments Ltd.	5,416,000	646,824
*	China Conch Environment Protection Holdings Ltd.	1,045,000	827,461
	China Conch Venture Holdings Ltd.	1,669,000	3,235,668
	China Construction Bank Corp., Class H	59,766,590	38,167,552
	China CSSC Holdings Ltd., Class A	45,800	158,853
*	China Eastern Airlines Corp. Ltd., ADR	11,068	200,508
*	China Eastern Airlines Corp. Ltd., Class H	1,516,000	552,372
*	China Energy Engineering Corp Ltd	2,502,823	851,973
	China Energy Engineering Corp. Ltd., Class H	1,632,000	216,392
	China Everbright Bank Co. Ltd., Class H	3,983,000	1,207,982
Ω	China Feihe Ltd.	5,367,000	4,712,625
	China Galaxy Securities Co. Ltd., Class H	5,155,500	2,549,538
	China Gas Holdings Ltd.	5,895,400	9,062,084
	China Great Wall Securities Co. Ltd., Class A	196,900	263,293
	China Greatwall Technology Group Co. Ltd., Class A	182,800	262,677
	China Hongqiao Group Ltd.	4,665,000	4,861,277
Ω	China International Capital Corp. Ltd., Class H	1,813,600	3,334,713
	China International Marine Containers Group Co. Ltd., Class H	1,018,230	985,421
	China Jushi Co. Ltd., Class A	317,369	704,748
#	China Life Insurance Co. Ltd., ADR	347,413	2,595,175
	China Life Insurance Co. Ltd., Class H	1,945,000	2,896,921
* Ω	China Literature Ltd.	329,600	1,298,980
	China Longyuan Power Group Corp. Ltd., Class H	1,404,000	2,255,610
	China Meheco Co. Ltd., Class A	69,411	149,720
	China Mengniu Dairy Co. Ltd.	1,853,000	8,609,025
	China Merchants Bank Co. Ltd., Class H	2,789,554	15,072,791
	China Merchants Energy Shipping Co. Ltd., Class A	607,440	624,279
	China Merchants Port Holdings Co. Ltd.	394,271	635,899
	China Merchants Property Operation & Service Co. Ltd., Class A	64,100	155,838
Ω	China Merchants Securities Co. Ltd., Class H	520,660	482,433
	China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	325,873	663,087
*	China Minmetals Rare Earth Co. Ltd., Class A	20,691	87,509
#	China Minsheng Banking Corp. Ltd., Class H	4,818,600	1,571,564
	China Molybdenum Co. Ltd., Class H	5,202,966	2,554,332
	China National Building Material Co. Ltd., Class H	10,352,000	10,390,551
	China National Nuclear Power Co. Ltd., Class A	1,023,390	938,424
	China Northern Rare Earth Group High-Tech Co. Ltd., Class A	139,600	651,593
	China Oilfield Services Ltd., Class H	2,312,000	2,129,759
	China Overseas Land & Investment Ltd.	5,474,500	15,128,337

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	China Pacific Insurance Group Co. Ltd., Class H	2,832,600	$6,050,502
	China Petroleum & Chemical Corp., ADR	52,089	2,444,523
	China Petroleum & Chemical Corp., Class H	12,896,800	6,080,276
	China Power International Development Ltd.	740,000	419,194
	China Railway Group Ltd., Class H	4,311,000	2,566,315
Ω	China Railway Signal & Communication Corp. Ltd., Class H	1,920,000	613,805
	China Resources Beer Holdings Co. Ltd.	859,611	5,929,348
	China Resources Cement Holdings Ltd.	4,938,000	3,037,360
	China Resources Gas Group Ltd.	1,798,000	7,545,183
	China Resources Land Ltd.	4,798,666	20,040,568
	China Resources Microelectronics Ltd., Class A	28,998	218,493
	China Resources Power Holdings Co. Ltd.	1,598,517	3,009,595
	China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	68,058	366,372
	China Shenhua Energy Co. Ltd., Class H	2,649,500	7,488,386
	China South Publishing & Media Group Co. Ltd., Class A	35,800	47,390
*	China Southern Airlines Co. Ltd., Sponsored ADR	6,512	179,210
*	China Southern Airlines Co. Ltd., Class H	1,716,000	929,338
	China Southern Power Grid Energy Efficiency & Clean Energy Co. Ltd., Class A	113,000	116,438
	China Southern Power Grid Energy Efficiency&Clean Energy Co. Ltd., Class A	58,400	60,224
	China State Construction Engineering Corp. Ltd., Class A	1,922,400	1,438,296
	China Suntien Green Energy Corp. Ltd., Class H	673,000	330,106
	China Taiping Insurance Holdings Co. Ltd.	1,285,906	1,355,957
	China Tourism Group Duty Free Corp. Ltd., Class A	91,500	2,858,003
Ω	China Tower Corp. Ltd., Class H	65,984,000	8,489,013
*	China Tungsten & Hightech Materials Co. Ltd., Class A	62,600	164,783
	China Vanke Co. Ltd., Class H	2,747,520	5,225,993
	China Yangtze Power Co. Ltd., Class A	748,847	2,657,117
	China Zhenhua Group Science & Technology Co. Ltd., Class A	21,800	383,613
*	China Zheshang Bank Co. Ltd., Class H	82,000	38,299
	Chongqing Brewery Co. Ltd., Class A	21,500	392,381
	Chongqing Changan Automobile Co. Ltd., Class A	260,130	710,732
	Chongqing Fuling Zhacai Group Co. Ltd., Class A	47,200	209,065
	Chongqing Rural Commercial Bank Co. Ltd., Class H	2,634,000	916,589
	Chongqing Zhifei Biological Products Co. Ltd., Class A	83,314	1,231,120
	CITIC Ltd.	4,725,000	5,110,480
	CITIC Securities Co. Ltd., Class H	2,373,300	4,879,943
	CNHTC Jinan Truck Co. Ltd., Class A	22,900	44,508
	CNNC Hua Yuan Titanium Dioxide Co. Ltd., Class A	209,235	308,587
	CNOOC Energy Technology & Services Ltd., Class A	597,700	226,705
	CNSIG Inner Mongolia Chemical Industry Co. Ltd.	102,400	309,065
	COFCO Biotechnology Co. Ltd., Class A	114,467	147,764
*	Contemporary Amperex Technology Co. Ltd., Class A	70,420	5,350,663
*	COSCO SHIPPING Energy Transportation Co. Ltd., Class H	936,000	643,577
	COSCO SHIPPING Holdings Co. Ltd., Class H	4,131,799	6,198,863
#	Country Garden Holdings Co. Ltd.	14,264,067	5,516,190
	Country Garden Services Holdings Co. Ltd.	2,694,492	6,008,837
Ω	CSC Financial Co. Ltd., Class H	1,027,500	960,060
	CSPC Pharmaceutical Group Ltd.	12,921,200	14,148,124
	Daan Gene Co. Ltd., Class A	171,580	478,647
Ω	Dali Foods Group Co. Ltd.	4,344,000	2,068,329
	Dalian Huarui Heavy Industry Group Co. Ltd., Class A	75,700	90,151
	Daqin Railway Co. Ltd., Class A	883,060	793,410
	DaShenLin Pharmaceutical Group Co. Ltd., Class A	126,810	606,897
	Datang International Power Generation Co. Ltd., Class H	1,784,000	330,099
	DHC Software Co. Ltd., Class A	290,300	266,884
	Dian Diagnostics Group Co. Ltd., Class A	58,501	266,672
	Do-Fluoride Chemicals Co. Ltd., Class A	45,609	330,094

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Dong-E-E-Jiao Co. Ltd., Class A	42,611	$226,632
	Dongfang Electric Corp. Ltd., Class H	305,200	385,837
	Dongfeng Motor Group Co. Ltd., Class H	1,426,000	985,358
	Dongxing Securities Co. Ltd., Class A	323,718	394,931
	East Group Co. Ltd., Class A	103,600	134,718
	East Money Information Co. Ltd., Class A	396,828	1,314,363
	Ecovacs Robotics Co. Ltd., Class A	24,200	333,166
	Electric Connector Technology Co. Ltd., Class A	23,700	168,412
	ENN Energy Holdings Ltd.	398,100	6,494,042
	ENN Natural Gas Co. Ltd., Class A	245,000	628,035
	Eternal Asia Supply Chain Management Ltd., Class A	113,500	109,461
	Eve Energy Co. Ltd., Class A	38,105	535,369
# Ω	Everbright Securities Co. Ltd., Class H	442,400	281,556
*	Fangda Carbon New Material Co. Ltd., Class A	374,324	393,342
	Fangda Special Steel Technology Co. Ltd., Class A	289,000	288,007
	FAW Jiefang Group Co. Ltd., Class A	112,300	145,239
	Fiberhome Telecommunication Technologies Co. Ltd., Class A	49,300	105,819
	Financial Street Holdings Co. Ltd., Class A	180,200	153,456
	First Capital Securities Co. Ltd., Class A	320,000	290,482
# *	Flat Glass Group Co. Ltd., Class H	396,000	1,435,363
	Focus Media Information Technology Co. Ltd., Class A	727,597	639,317
	Foryou Corp.	12,900	110,421
	Foshan Haitian Flavouring & Food Co. Ltd., Class A	158,223	1,944,181
	Fosun International Ltd.	3,138,722	2,472,885
	Founder Securities Co. Ltd., Class A	411,200	401,548
	Foxconn Industrial Internet Co. Ltd., Class A	201,400	300,777
	Fujian Funeng Co. Ltd., Class A	103,000	180,773
	Fujian Sunner Development Co. Ltd., Class A	77,263	227,108
Ω	Fuyao Glass Industry Group Co. Ltd., Class H	754,800	3,661,511
	Gan & Lee Pharmaceuticals Co. Ltd., Class A	30,040	182,053
# Ω	Ganfeng Lithium Co. Ltd., Class H	176,399	1,595,046
	Gansu Shangfeng Cement Co. Ltd., Class A	17,160	37,611
	Gaona Aero Material Co. Ltd., Class A	17,800	129,777
	G-bits Network Technology Xiamen Co. Ltd., Class A	7,300	385,281
	GCL Energy Technology Co. Ltd.	130,300	336,613
*	GCL System Integration Technology Co. Ltd., Class A	241,200	158,419
*	GCL Technology Holdings Ltd.	20,189,000	8,835,362
*	GD Power Development Co. Ltd., Class A	446,700	252,999
# *	GDS Holdings Ltd., ADR	33,715	933,231
*	GDS Holdings Ltd., Class A	399,000	1,366,643
	Geely Automobile Holdings Ltd.	5,772,000	11,445,263
	GEM Co. Ltd., Class A	169,076	245,478
	Gemdale Corp., Class A	343,800	598,203
*	Genscript Biotech Corp.	470,000	1,701,701
	GF Securities Co. Ltd., Class H	1,068,800	1,414,860
	Giant Network Group Co. Ltd., Class A	85,600	106,674
	Gigadevice Semiconductor Beijing, Inc., Class A	12,574	221,667
	Ginlong Technologies Co. Ltd., Class A	18,825	642,212
	Glarun Technology Co. Ltd., Class A	69,600	166,312
	GoerTek, Inc., Class A	198,500	938,631
	Gongniu Group Co. Ltd., Class A	4,200	91,439
	Gotion High-tech Co. Ltd., Class A	68,900	400,607
	Grandblue Environment Co. Ltd., Class A	40,300	125,711
	Great Wall Motor Co. Ltd., Class H	1,852,500	2,936,795
	Gree Electric Appliances, Inc. of Zhuhai, Class A	160,333	792,460
	Greenland Holdings Corp. Ltd., Class A	429,847	226,613
	GRG Banking Equipment Co. Ltd., Class A	284,000	387,997
*	Guangdong Create Century Intelligent Equipment Group Corp. Ltd., Class A	92,800	164,262

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Guangdong Haid Group Co. Ltd., Class A	55,800	$544,466
*	Guangdong HEC Technology Holding Co. Ltd., Class A	204,200	350,789
	Guangdong Hongda Holdings Group Co. Ltd., Class A	46,600	209,053
	Guangdong Investment Ltd.	2,600,000	2,532,726
	Guangdong Kinlong Hardware Products Co. Ltd., Class A	31,500	376,590
	Guangdong Xinbao Electrical Appliances Holdings Co. Ltd., Class A	59,500	201,297
	Guanghui Energy Co. Ltd., Class A	422,000	611,130
	Guangxi Guiguan Electric Power Co. Ltd., Class A	34,400	32,009
	Guangzhou Automobile Group Co. Ltd., Class H	2,287,162	2,146,849
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class H	208,000	549,481
	Guangzhou Great Power Energy & Technology Co. Ltd., Class A	13,400	148,935
	Guangzhou Haige Communications Group, Inc. Co., Class A	222,052	295,132
	Guangzhou Kingmed Diagnostics Group Co. Ltd., Class A	40,301	416,562
	Guangzhou Shiyuan Electronic Technology Co. Ltd., Class A	34,000	343,547
	Guangzhou Tinci Materials Technology Co. Ltd., Class A	74,340	578,988
	Guangzhou Wondfo Biotech Co. Ltd., Class A	47,700	265,427
	Guangzhou Yuexiu Financial Holdings Group Co. Ltd., Class A	261,404	248,712
	Guizhou Panjiang Refined Coal Co. Ltd., Class A	217,400	273,446
	Guocheng Mining Co. Ltd., Class A	44,900	126,513
	Guosen Securities Co. Ltd., Class A	186,700	255,523
Ω	Guotai Junan Securities Co. Ltd., Class H	474,400	563,931
	Guoyuan Securities Co. Ltd., Class A	512,240	492,146
	Haier Smart Home Co. Ltd., Class A	258,200	951,385
	Haier Smart Home Co. Ltd., Class H	2,621,600	8,390,452
	Haitong Securities Co. Ltd., Class H	2,434,800	1,630,709
*	Hang Zhou Great Star Industrial Co. Ltd., Class A	73,900	212,660
	Hangjin Technology Co. Ltd., Class A	47,700	223,632
	Hangzhou Binjiang Real Estate Group Co. Ltd., Class A	235,800	333,788
	Hangzhou Chang Chuan Technology Co. Ltd., Class A	14,494	108,628
	Hangzhou First Applied Material Co. Ltd., Class A	45,311	470,623
	Hangzhou Lion Electronics Co. Ltd., Class A	14,184	119,871
	Hangzhou Oxygen Plant Group Co. Ltd., Class A	93,100	533,549
	Hangzhou Robam Appliances Co. Ltd., Class A	67,421	283,458
	Hangzhou Silan Microelectronics Co. Ltd., Class A	56,822	352,029
	Hangzhou Tigermed Consulting Co. Ltd., Class A	12,100	183,506
Ω	Hangzhou Tigermed Consulting Co. Ltd., Class H	95,600	992,956
	Han's Laser Technology Industry Group Co. Ltd., Class A	128,617	607,476
Ω	Hansoh Pharmaceutical Group Co. Ltd.	888,000	1,730,794
	Haohua Chemical Science & Technology Co. Ltd., Class A	30,000	195,001
	Hebei Hengshui Laobaigan Liquor Co. Ltd., Class A	15,600	60,188
	Hefei Meiya Optoelectronic Technology, Inc., Class A	84,295	272,651
	Heilongjiang Agriculture Co. Ltd., Class A	174,805	364,487
	Henan Shenhuo Coal & Power Co. Ltd., Class A	211,900	453,014
	Henan Shuanghui Investment & Development Co. Ltd., Class A	195,129	777,792
	Hengan International Group Co. Ltd.	1,126,500	5,452,501
	Hengdian Group DMEGC Magnetics Co. Ltd., Class A	96,321	353,421
	Hengli Petrochemical Co. Ltd., Class A	403,700	1,211,304
	Hengtong Optic-electric Co. Ltd., Class A	125,000	290,813
	Hengyi Petrochemical Co. Ltd., Class A	347,388	482,925
	Hesteel Co. Ltd., Class A	990,453	410,943
	Hithink RoyalFlush Information Network Co. Ltd., Class A	31,881	408,174
	Hongfa Technology Co. Ltd., Class A	60,890	371,628
	Hongta Securities Co. Ltd., Class A	96,320	126,317
	Huaan Securities Co. Ltd., Class A	249,210	160,513
	Huadong Medicine Co. Ltd., Class A	70,000	468,430
	Huafon Chemical Co. Ltd., Class A	485,983	549,111
	Huagong Tech Co. Ltd., Class A	60,800	199,616
	Huaibei Mining Holdings Co. Ltd., Class A	247,300	478,588
	Hualan Biological Engineering, Inc., Class A	139,800	415,946

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Huaneng Power International, Inc., Class H	1,882,000	$899,806
Ω	Huatai Securities Co. Ltd., Class H	1,361,000	1,795,310
	Huaxi Securities Co. Ltd., Class A	159,100	175,875
	Huaxia Bank Co. Ltd., Class A	644,456	490,114
	Huaxin Cement Co. Ltd., Class A	206,300	550,124
	Huayu Automotive Systems Co. Ltd., Class A	153,600	500,270
	Huazhu Group Ltd., ADR	102,031	3,912,889
	Hubei Biocause Pharmaceutical Co. Ltd., Class A	297,745	148,377
	Hubei Dinglong Co. Ltd., Class A	44,900	140,091
	Hubei Energy Group Co. Ltd., Class A	199,271	147,567
	Hubei Feilihua Quartz Glass Co. Ltd., Class A	25,200	180,857
	Hubei Jumpcan Pharmaceutical Co. Ltd., Class A	59,400	213,924
	Hubei Xingfa Chemicals Group Co. Ltd., Class A	112,400	622,851
	Huizhou Desay Sv Automotive Co. Ltd., Class A	16,600	482,303
	Humanwell Healthcare Group Co. Ltd., Class A	141,200	368,345
	Hunan Valin Steel Co. Ltd., Class A	933,000	630,655
	Hunan Zhongke Electric Co. Ltd., Class A	35,100	150,423
	Hundsun Technologies, Inc., Class A	48,792	307,992
	Iflytek Co. Ltd., Class A	70,100	438,256
	Imeik Technology Development Co. Ltd., Class A	3,800	331,169
	Industrial & Commercial Bank of China Ltd., Class H	30,774,185	16,269,931
	Industrial Bank Co. Ltd., Class A	643,039	1,698,720
	Industrial Securities Co. Ltd., Class A	501,960	482,203
	Infore Environment Technology Group Co. Ltd., Class A	82,224	62,212
	Ingenic Semiconductor Co. Ltd., Class A	18,000	238,484
	Inner Mongolia BaoTou Steel Union Co. Ltd., Class A	1,386,020	465,736
	Inner Mongolia Dian Tou Energy Corp. Ltd., Class A	194,800	386,122
	Inner Mongolia ERDOS Resources Co. Ltd., Class A	145,040	393,190
	Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., Class A	810,103	547,499
	Inner Mongolia Yili Industrial Group Co. Ltd., Class A	318,000	1,691,778
	Inner Mongolia Yuan Xing Energy Co. Ltd., Class A	312,300	424,105
	Inspur Electronic Information Industry Co. Ltd., Class A	69,984	252,630
	Intco Medical Technology Co. Ltd., Class A	89,442	305,634
	JA Solar Technology Co. Ltd., Class A	71,103	821,223
	Jafron Biomedical Co. Ltd., Class A	28,865	189,906
	Jason Furniture Hangzhou Co. Ltd., Class A	67,080	460,400
	JCET Group Co. Ltd., Class A	185,200	694,837
* Ω	JD Health International, Inc.	125,350	950,783
#	JD.com, Inc., ADR	124,763	7,423,398
	JD.com, Inc., Class A	426,721	12,730,173
*	Jiangsu Akcome Science & Technology Co. Ltd., Class A	250,900	149,663
	Jiangsu Azure Corp., Class A	75,000	217,873
	Jiangsu Changshu Rural Commercial Bank Co. Ltd., Class A	138,369	158,780
	Jiangsu Eastern Shenghong Co. Ltd., Class A	138,440	406,043
	Jiangsu Expressway Co. Ltd., Class H	1,020,000	890,116
	Jiangsu GoodWe Power Supply Technology Co. Ltd., Class A	3,252	166,017
	Jiangsu Guotai International Group Co. Ltd., Class A	123,263	178,896
	Jiangsu Guoxin Corp., Ltd., Class A	88,700	89,773
	Jiangsu Hengli Hydraulic Co. Ltd., Class A	70,098	542,726
	Jiangsu Hengrui Medicine Co. Ltd., Class A	159,955	839,022
*	Jiangsu Hoperun Software Co., Ltd., Class A	32,000	96,862
	Jiangsu Jiejie Microelectronics Co. Ltd., Class A	51,900	174,773
	Jiangsu King's Luck Brewery JSC Ltd., Class A	85,912	558,617
	Jiangsu Linyang Energy Co. Ltd., Class A	126,467	180,650
	Jiangsu Nata Opto-electronic Material Co. Ltd., Class A	26,990	124,109
	Jiangsu Provincial Agricultural Reclamation & Development Corp	92,100	180,504
	Jiangsu Shuangxing Color Plastic New Materials Co. Ltd., Class A	90,900	374,576
	Jiangsu Yanghe Brewery Joint-Stock Co. Ltd., Class A	56,690	1,391,598

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Jiangsu Yangnong Chemical Co. Ltd., Class A	29,505	$504,030
	Jiangsu Yoke Technology Co. Ltd., Class A	25,862	195,183
	Jiangsu Yuyue Medical Equipment & Supply Co. Ltd., Class A	84,400	337,788
*	Jiangsu Zhongtian Technology Co. Ltd., Class A	93,400	319,706
	Jiangxi Copper Co. Ltd., Class H	1,535,000	1,880,377
*	Jiangxi Zhengbang Technology Co. Ltd., Class A	114,400	103,256
	Jilin Aodong Pharmaceutical Group Co. Ltd., Class A	9,000	19,330
*	Jilin Electric Power Co. Ltd., Class A	127,000	137,975
	Jingjin Equipment, Inc., Class A	50,780	250,492
	JiuGui Liquor Co. Ltd., Class A	11,500	251,981
	Jizhong Energy Resources Co. Ltd., Class A	315,100	314,782
	JL Mag Rare-Earth Co. Ltd., Class A	20,300	139,770
	Joincare Pharmaceutical Group Industry Co. Ltd., Class A	194,455	318,592
	Joinn Laboratories China Co. Ltd., Class A	8,140	133,902
	Jointown Pharmaceutical Group Co. Ltd., Class A	227,867	383,687
	Jonjee Hi-Tech Industrial & Commercial Holding Co. Ltd., Class A	45,900	236,697
	Juewei Food Co. Ltd., Class A	25,544	198,381
*	Juneyao Airlines Co. Ltd., Class A	70,540	156,106
	KBC Corp. Ltd., Class A	6,057	322,375
	Keboda Technology Co. Ltd., Class A	8,000	84,966
	Kehua Data Co. Ltd., Class A	26,700	155,648
*	Kingdee International Software Group Co. Ltd.	1,154,000	2,491,627
	Kingfa Sci & Tech Co. Ltd., Class A	240,687	360,733
	Kingsoft Corp. Ltd.	895,000	2,988,368
	Konfoong Materials International Co. Ltd., Class A	9,500	104,706
*	Kuang-Chi Technologies Co. Ltd., Class A	102,600	274,329
	Kunlun Energy Co. Ltd.	6,030,000	4,439,088
	Kunlun Tech Co. Ltd., Class A	52,600	112,151
	Kweichow Moutai Co. Ltd., Class A	55,993	15,776,094
	KWG Living Group Holdings Ltd.	421,250	85,924
	Lao Feng Xiang Co. Ltd., Class A	26,700	151,120
	LB Group Co. Ltd., Class A	223,200	675,131
	Lenovo Group Ltd.	11,803,278	11,446,757
	Lens Technology Co. Ltd., Class A	316,800	513,420
	Lepu Medical Technology Beijing Co. Ltd., Class A	180,977	481,792
	Levima Advanced Materials Corp., Class A	27,200	194,999
	Leyard Optoelectronic Co. Ltd., Class A	105,400	100,934
# *	Li Auto, Inc., ADR	128,166	4,208,971
	Li Ning Co. Ltd.	1,311,000	10,634,348
	LianChuang Electronic Technology Co., Ltd., Class A	29,700	78,015
	Lier Chemical Co. Ltd., Class A	74,940	249,961
*	Lingyi iTech Guangdong Co., Class A	556,018	424,983
	Lizhong Sitong Light Alloys Group Co. Ltd., Class A	40,800	234,703
Ω	Longfor Group Holdings Ltd.	2,447,500	8,177,995
	LONGi Green Energy Technology Co. Ltd., Class A	335,888	3,077,506
	Longshine Technology Group Co. Ltd., Class A	57,108	261,009
	Luenmei Quantum Co. Ltd., Class A	120,500	133,264
	Luoyang Xinqianglian Slewing Bearing Co. Ltd., Class A	14,560	208,715
	Luxi Chemical Group Co. Ltd., Class A	293,600	614,560
	Luxshare Precision Industry Co. Ltd., Class A	308,224	1,554,603
	Luzhou Laojiao Co. Ltd., Class A	73,529	2,427,528
	Mango Excellent Media Co. Ltd., Class A	157,092	733,032
	Maxscend Microelectronics Co., Ltd., Class A	22,900	327,726
*	Meinian Onehealth Healthcare Holdings Co. Ltd., Class A	287,557	216,349
* Ω	Meituan, Class B	1,133,000	25,416,984
	Metallurgical Corp. of China Ltd., Class H	4,740,000	991,110
*	Mianyang Fulin Precision Co. Ltd., Class A	53,863	165,730
	Midea Group Co. Ltd., Class A	479,784	3,921,396
	Milkyway Chemical Supply Chain Service Co. Ltd., Class A	11,800	257,442

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Ming Yang Smart Energy Group Ltd., Class A	108,304	$482,276
	Montage Technology Co. Ltd., Class A	27,314	232,465
	Muyuan Foods Co. Ltd., Class A	134,987	1,197,382
	Nanjing Hanrui Cobalt Co. Ltd., Class A	31,547	252,294
	Nanjing Iron & Steel Co. Ltd., Class A	670,400	303,968
	Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd., Class A	115,510	320,709
	Nanjing Securities Co. Ltd., Class A	248,900	295,418
	Nanjing Yunhai Special Metals Co. Ltd., Class A	60,200	241,769
	Nantong Jianghai Capacitor Co. Ltd., Class A	48,864	197,325
	NARI Technology Co. Ltd., Class A	249,552	1,082,848
*	National Silicon Industry Group Co. Ltd., Class A	86,293	259,361
	NAURA Technology Group Co. Ltd., Class A	10,700	404,263
	NavInfo Co. Ltd., Class A	92,650	192,391
	NetEase, Inc., ADR	193,704	18,010,598
	NetEase, Inc.	37,100	694,021
	New China Life Insurance Co. Ltd., Class H	1,181,500	2,815,546
*	New Hope Liuhe Co. Ltd., Class A	159,700	377,702
	Nine Dragons Paper Holdings Ltd.	523,000	431,341
	Ninestar Corp., Class A	71,051	529,998
*	Ningbo Joyson Electronic Corp., Class A	126,400	405,683
	Ningbo Orient Wires & Cables Co. Ltd., Class A	31,142	369,925
	Ningbo Ronbay New Energy Technology Co. Ltd., Class A	11,016	227,871
	Ningbo Sanxing Medical Electric Co. Ltd., Class A	65,300	121,256
	Ningbo Tuopu Group Co. Ltd., Class A	43,648	600,120
	Ningbo Xusheng Auto Technology Co. Ltd., Class A	26,000	167,451
	Ningbo Zhoushan Port Co. Ltd., Class A	449,700	261,264
	Ningxia Baofeng Energy Group Co. Ltd., Class A	320,300	640,628
*	NIO, Inc., ADR	368,459	7,269,696
	North Industries Group Red Arrow Co. Ltd., Class A	55,100	268,655
*	Offcn Education Technology Co. Ltd., Class A	80,212	60,455
	Offshore Oil Engineering Co. Ltd., Class A	310,100	194,610
*	OFILM Group Co. Ltd., Class A	214,300	192,741
	Oppein Home Group, Inc., Class A	24,595	439,800
Ω	Orient Securities Co. Ltd., Class H	1,012,800	485,890
	Ovctek China, Inc., Class A	44,452	315,297
*	Pangang Group Vanadium Titanium & Resources Co. Ltd., Class A	470,200	517,562
*	Pengdu Agriculture & Animal Husbandry Co. Ltd., Class A	600,300	328,491
	People's Insurance Co. Group of China Ltd. , Class H	7,590,000	2,272,496
	Perfect World Co. Ltd., Class A	141,585	313,260
	PetroChina Co. Ltd., ADR	79,439	3,706,624
	PetroChina Co. Ltd., Class H	10,762,000	5,025,418
	PharmaBlock Sciences Nanjing, Inc., Class A	3,300	40,653
Ω	Pharmaron Beijing Co. Ltd., Class H	135,150	1,099,521
	PICC Property & Casualty Co. Ltd., Class H	7,201,198	7,391,969
*	Pinduoduo, Inc., ADR	122,979	6,027,201
	Ping An Bank Co. Ltd., Class A	608,900	1,148,065
	Ping An Insurance Group Co. of China Ltd., Class H	4,860,000	28,562,407
	Pingdingshan Tianan Coal Mining Co. Ltd., Class A	231,800	411,856
	Poly Developments & Holdings Group Co. Ltd., Class A	448,683	1,109,771
# Ω	Postal Savings Bank of China Co. Ltd., Class H	4,462,000	2,952,167
	Power Construction Corp. of China Ltd., Class A	583,011	628,231
	Proya Cosmetics Co. Ltd., Class A	21,980	575,336
	Qingdao Haier Biomedical Co. Ltd., Class A	3,428	35,406
# Ω	Qingdao Port International Co. Ltd., Class H	69,000	32,732
	Qingdao Rural Commercial Bank Corp., Class A	510,606	235,257
	Qingdao Sentury Tire Co. Ltd., Class A	43,800	239,807
	Qingdao TGOOD Electric Co. Ltd., Class A	78,000	220,455
	Quectel Wireless Solutions Co. Ltd., Class A	9,590	223,670
	Red Avenue New Materials Group Co. Ltd., Class A	18,300	78,752

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Risen Energy Co. Ltd., Class A	48,004	$251,730
	Riyue Heavy Industry Co. Ltd., Class A	76,100	283,520
	Rockchip Electronics Co. Ltd., Class A	18,100	254,299
	Rongsheng Petrochemical Co. Ltd., Class A	530,694	1,127,667
*	Roshow Technology Co., Ltd., Class A	75,800	158,201
	SAIC Motor Corp. Ltd., Class A	236,045	568,540
	Sailun Group Co. Ltd., Class A	195,400	344,799
	Sanan Optoelectronics Co. Ltd., Class A	114,600	377,696
	Sangfor Technologies, Inc., Class A	11,300	161,915
	Sanquan Food Co. Ltd., Class A	82,800	208,635
	Sansure Biotech, Inc., Class A	55,890	242,258
	Sany Heavy Industry Co. Ltd., Class A	323,734	819,291
	Satellite Chemical Co. Ltd., Class A	217,044	730,764
	SDIC Power Holdings Co. Ltd., Class A	251,000	385,164
	Sealand Securities Co. Ltd., Class A	328,190	169,285
*	Seazen Holdings Co. Ltd., Class A	173,200	538,263
	SF Holding Co. Ltd., Class A	151,261	1,120,508
	SG Micro Corp., Class A	12,050	288,221
	Shaanxi Coal Industry Co. Ltd., Class A	694,700	1,970,575
	Shan Xi Hua Yang Group New Energy Co. Ltd., Class A	260,300	824,759
	Shandong Buchang Pharmaceuticals Co. Ltd., Class A	20,500	57,691
	Shandong Denghai Seeds Co. Ltd., Class A	6,000	18,122
	Shandong Dongyue Organosilicon Material Co. Ltd., Class A	106,300	262,686
# Ω	Shandong Gold Mining Co. Ltd., Class H	464,750	809,259
	Shandong Himile Mechanical Science & Technology Co. Ltd., Class A	45,800	150,626
	Shandong Hi-speed Co. Ltd., Class A	111,700	86,830
	Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	157,050	666,284
	Shandong Linglong Tyre Co. Ltd., Class A	130,200	555,973
	Shandong Nanshan Aluminum Co. Ltd., Class A	910,010	473,772
	Shandong Shida Shenghua Chemical Group Co. Ltd., Class A	15,100	309,852
	Shandong Sun Paper Industry JSC Ltd., Class A	357,850	624,332
	Shandong Weigao Group Medical Polymer Co. Ltd., Class H	3,303,200	4,131,842
	Shanghai Bairun Investment Holding Group Co. Ltd., Class A	34,836	139,857
	Shanghai Baosight Software Co. Ltd., Class A	62,166	371,580
	Shanghai Construction Group Co. Ltd., Class A	673,776	293,119
*	Shanghai Electric Group Co. Ltd., Class H	3,240,000	810,866
*	Shanghai Electric Power Co. Ltd., Class A	119,200	171,395
	Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	336,500	1,219,457
	Shanghai Fullhan Microelectronics Co., Ltd., Class A	14,100	151,499
*	Shanghai International Airport Co. Ltd., Class A	28,100	215,356
	Shanghai International Port Group Co. Ltd., Class A	334,000	272,060
	Shanghai Jinjiang International Hotels Co. Ltd., Class A	44,100	405,090
* Ω	Shanghai Junshi Biosciences Co. Ltd., Class H	64,000	268,434
*	Shanghai Liangxin Electrical Co. Ltd., Class A	50,500	119,791
	Shanghai Lingang Holdings Corp. Ltd., Class A	144,260	261,183
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class A	103,420	151,979
	Shanghai M&G Stationery, Inc., Class A	51,069	344,278
	Shanghai Pharmaceuticals Holding Co. Ltd., Class H	1,000,000	1,505,914
	Shanghai Pudong Development Bank Co. Ltd., Class A	882,471	951,680
	Shanghai Putailai New Energy Technology Co. Ltd., Class A	46,522	489,527
	Shanghai RAAS Blood Products Co. Ltd., Class A	400,600	343,410
	Shanghai Tunnel Engineering Co. Ltd., Class A	193,000	156,565
	Shanghai Wanye Enterprises Co. Ltd., Class A	56,200	200,967
	Shanghai Yuyuan Tourist Mart Group Co. Ltd., Class A	252,259	312,774
	Shanghai Zhangjiang High-Tech Park Development Co. Ltd., Class A	181,800	314,091
	Shanxi Coking Coal Energy Group Co. Ltd., Class A	558,030	971,002
	Shanxi Lu'an Environmental Energy Development Co. Ltd., Class A	324,730	663,934
	Shanxi Meijin Energy Co. Ltd., Class A	523,517	885,236
	Shanxi Securities Co. Ltd., Class A	216,280	175,370

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Shanxi Taigang Stainless Steel Co. Ltd., Class A	538,600	$396,523
	Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	55,507	2,259,019
	Shenghe Resources Holding Co. Ltd., Class A	140,400	433,240
	Shengyi Technology Co. Ltd., Class A	162,200	383,093
	Shennan Circuits Co. Ltd., Class A	25,382	327,036
Ω	Shenwan Hongyuan Group Co. Ltd., Class H	2,064,000	386,589
	Shenzhen Capchem Technology Co. Ltd., Class A	49,440	326,364
	Shenzhen Dynanonic Co. Ltd., Class A	5,040	268,643
	Shenzhen Energy Group Co. Ltd., Class A	235,019	223,369
	Shenzhen Fastprint Circuit Tech Co. Ltd., Class A	104,800	199,945
	Shenzhen Gas Corp. Ltd., Class A	150,500	160,014
	Shenzhen Inovance Technology Co. Ltd., Class A	92,000	903,626
	Shenzhen Kaifa Technology Co. Ltd., Class A	66,000	115,236
	Shenzhen Kangtai Biological Products Co. Ltd., Class A	58,040	287,770
	Shenzhen Kedali Industry Co. Ltd., Class A	7,866	169,624
	Shenzhen Kinwong Electronic Co. Ltd., Class A	62,764	207,965
	Shenzhen Kstar Science & Technology Co. Ltd., Class A	23,000	121,501
	Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	49,673	2,138,171
*	Shenzhen MTC Co. Ltd., Class A	192,700	111,864
	Shenzhen Overseas Chinese Town Co. Ltd., Class A	626,380	520,114
	Shenzhen Salubris Pharmaceuticals Co. Ltd., Class A	71,100	253,695
	Shenzhen SC New Energy Technology Corp., Class A	12,566	249,073
	Shenzhen SED Industry Co. Ltd., Class A	30,800	68,265
	Shenzhen Senior Technology Material Co. Ltd., Class A	43,901	186,391
	Shenzhen Sunlord Electronics Co. Ltd., Class A	92,900	340,300
	Shenzhen Transsion Holdings Co. Ltd., Class A	57,077	601,966
	Shenzhen Yinghe Technology Co. Ltd., Class A	29,900	132,205
	Shenzhen YUTO Packaging Technology Co. Ltd., Class A	93,271	378,177
	Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd., Class A	217,814	144,399
	Shenzhou International Group Holdings Ltd.	805,100	8,468,171
	Shijiazhuang Yiling Pharmaceutical Co. Ltd., Class A	55,863	183,893
	Sichuan Chuantou Energy Co. Ltd., Class A	149,500	276,930
*	Sichuan Development Lomon Co. Ltd., Class A	167,000	356,435
	Sichuan Hebang Biotechnology Co. Ltd., Class A	841,100	485,042
	Sichuan Kelun Pharmaceutical Co. Ltd., Class A	129,301	422,936
	Sichuan Road & Bridge Co. Ltd., Class A	573,200	860,953
	Sichuan Shuangma Cement Co. Ltd., Class A	36,500	114,727
	Sichuan Swellfun Co. Ltd., Class A	23,700	251,402
	Sichuan Yahua Industrial Group Co. Ltd., Class A	80,400	348,831
	Sieyuan Electric Co. Ltd., Class A	58,600	385,792
	Sino Biopharmaceutical Ltd.	12,922,500	7,491,726
	Sino Wealth Electronic Ltd., Class A	7,810	50,914
	Sinofibers Technology Co. Ltd., Class A	17,400	122,746
	Sinolink Securities Co. Ltd., Class A	232,100	293,099
	Sinoma International Engineering Co., Class A	129,700	189,879
	Sinoma Science & Technology Co. Ltd., Class A	190,294	817,309
	Sinopharm Group Co. Ltd., Class H	2,426,400	5,559,334
*	Skshu Paint Co. Ltd., Class A	7,648	120,449
	Skyworth Digital Co. Ltd., Class A	64,493	176,422
# Ω	Smoore International Holdings Ltd.	1,278,000	2,951,444
	Songcheng Performance Development Co. Ltd., Class A	170,500	324,316
	SooChow Securities Co. Ltd., Class A	334,850	328,575
	Southwest Securities Co. Ltd., Class A	779,936	442,911
*	Spring Airlines Co. Ltd., Class A	48,500	374,969
	State Grid Information & Communication Co. Ltd., Class A	75,800	189,299
*	STO Express Co. Ltd., Class A	94,000	166,667
	Sungrow Power Supply Co. Ltd., Class A	31,600	582,354
	Sunny Optical Technology Group Co. Ltd.	638,700	8,640,716
	Sunresin New Materials Co. Ltd., Class A	16,350	157,137

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Sunwoda Electronic Co. Ltd., Class A	74,600	$318,752
	Suofeiya Home Collection Co. Ltd., Class A	27,570	72,880
	Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A	209,200	830,793
	Suzhou Maxwell Technologies Co. Ltd., Class A	3,476	244,476
	Suzhou TA&A Ultra Clean Technology Co. Ltd., Class A	31,900	369,979
	Tangshan Jidong Cement Co. Ltd., Class A	155,000	222,333
	TangShan Port Group Co. Ltd., Class A	363,700	141,050
	TBEA Co. Ltd., Class A	217,400	807,468
	TCL Technology Group Corp., Class A	1,321,080	871,927
	Tencent Holdings Ltd.	3,556,400	137,450,633
*	Tencent Music Entertainment Group, ADR	730,433	3,075,123
	Thunder Software Technology Co. Ltd., Class A	13,300	281,536
	Tian Di Science & Technology Co. Ltd., Class A	254,000	190,068
	Tianjin 712 Communication & Broadcasting Co. Ltd., Class A	56,900	260,992
	Tianjin Chase Sun Pharmaceutical Co. Ltd., Class A	159,600	149,325
	Tianjin Guangyu Development Co. Ltd., Class A	88,700	171,304
	Tianjin Zhonghuan Semiconductor Co. Ltd., Class A	91,300	690,304
	Tianma Microelectronics Co. Ltd., Class A	161,455	233,383
	Tianshan Aluminum Group Co. Ltd., Class A	216,300	234,654
	Tianshui Huatian Technology Co. Ltd., Class A	305,000	401,796
*	Tibet Summit Resources Co. Ltd., Class A	69,400	296,492
	Tingyi Cayman Islands Holding Corp.	2,810,000	4,625,785
	Titan Wind Energy Suzhou Co. Ltd., Class A	124,100	328,570
	Tofflon Science & Technology Group Co. Ltd., Class A	65,800	276,022
	Toly Bread Co. Ltd., Class A	97,965	204,114
*	TongFu Microelectronics Co. Ltd., Class A	167,000	409,873
	Tongkun Group Co. Ltd., Class A	157,809	338,419
	Tongling Nonferrous Metals Group Co. Ltd., Class A	1,091,500	492,218
	Tongwei Co. Ltd., Class A	209,300	1,673,825
*	Topchoice Medical Corp., Class A	13,300	289,953
Ω	Topsports International Holdings Ltd.	979,000	816,593
	Transfar Zhilian Co. Ltd., Class A	287,626	244,819
	TravelSky Technology Ltd., Class H	183,000	303,292
	Trina Solar Co. Ltd., Class A	26,178	323,626
*	Trip.com Group Ltd., ADR	425,202	10,961,708
*	Trip.com Group Ltd.	99,700	2,570,342
	Tsingtao Brewery Co. Ltd., Class H	430,000	4,200,278
*	Unigroup Guoxin Microelectronics Co. Ltd., Class A	27,000	846,314
	Unisplendour Corp. Ltd., Class A	164,160	453,177
	Universal Scientific Industrial Shanghai Co. Ltd., Class A	110,389	292,940
	Valiant Co. Ltd., Class A	56,000	150,798
*	Vipshop Holdings Ltd., ADR	720,998	6,604,342
	Walvax Biotechnology Co. Ltd., Class A	55,500	358,279
	Wanhua Chemical Group Co. Ltd., Class A	203,200	2,528,625
	Want Want China Holdings Ltd.	6,370,000	5,184,159
	Wanxiang Qianchao Co. Ltd., Class A	189,000	185,006
*	Weibo Corp., Sponsored ADR	106,850	2,053,657
	Weichai Power Co. Ltd., Class H	2,877,800	4,114,359
	Weifu High-Technology Group Co. Ltd., Class A	39,514	114,576
	Weihai Guangwei Composites Co. Ltd., Class A	20,829	217,059
*	Wens Foodstuffs Group Co. Ltd., Class A	229,780	820,962
	Western Securities Co. Ltd., Class A	340,300	321,938
	Western Superconducting Technologies Co. Ltd., Class A	14,442	214,699
	Westone Information Industry, Inc., Class A	19,900	129,809
	Wharf Holdings Ltd.	958,000	3,503,305
	Will Semiconductor Co. Ltd., Class A	54,421	852,148
	Wingtech Technology Co. Ltd., Class A	32,700	333,821
	Winning Health Technology Group Co. Ltd., Class A	183,700	216,382
	Wolong Electric Group Co. Ltd., Class A	101,600	222,155

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Wuchan Zhongda Group Co. Ltd., Class A	615,250	$438,898
	Wuhan DR Laser Technology Corp. Ltd., Class A	3,460	115,634
	Wuhan Guide Infrared Co. Ltd., Class A	173,741	321,097
	Wuhu Token Science Co. Ltd., Class A	200,630	214,226
	Wuliangye Yibin Co. Ltd., Class A	174,006	4,614,374
	WUS Printed Circuit Kunshan Co. Ltd., Class A	106,100	191,069
Ω	WuXi AppTec Co. Ltd., Class H	126,660	1,534,382
* Ω	Wuxi Biologics Cayman, Inc.	989,000	9,466,821
	Wuxi Lead Intelligent Equipment Co. Ltd., Class A	17,680	156,641
	Wuxi NCE Power Co. Ltd., Class A	8,540	159,757
	Wuxi Shangji Automation Co. Ltd., Class A	27,080	658,016
*	XCMG Construction Machinery Co. Ltd., Class A	472,203	392,563
	Xiamen C & D, Inc., Class A	153,900	256,668
	Xiamen Faratronic Co. Ltd., Class A	12,100	375,520
	Xiamen Intretech, Inc., Class A	78,460	234,438
	Xiamen ITG Group Corp. Ltd., Class A	163,430	168,334
	Xiamen Tungsten Co. Ltd., Class A	107,480	429,459
	Xiamen Xiangyu Co. Ltd., Class A	166,500	205,763
	Xi'an Triangle Defense Co. Ltd., Class A	24,800	170,014
	Xianhe Co. Ltd., Class A	39,900	160,570
* Ω	Xiaomi Corp., Class B	14,516,800	22,831,809
	Xinfengming Group Co. Ltd., Class A	153,500	227,839
	Xinjiang Goldwind Science & Technology Co. Ltd., Class H	803,559	1,435,556
	Xinjiang Zhongtai Chemical Co. Ltd., Class A	224,500	246,870
	Xinxing Ductile Iron Pipes Co. Ltd., Class A	244,900	160,246
	Xinyangfeng Agricultural Technology Co. Ltd., Class A	86,500	215,325
	Xinyi Solar Holdings Ltd.	5,483,103	9,314,752
	Xinyu Iron & Steel Co. Ltd., Class A	246,100	164,354
	Xuji Electric Co. Ltd., Class A	53,000	174,745
	Yadea Group Holdings Ltd.	460,000	992,051
	Yangling Metron New Material, Inc., Class A	10,840	123,261
	Yangzhou Yangjie Electronic Technology Co. Ltd., Class A	16,700	155,376
#	Yankuang Energy Group Co. Ltd., Class H	2,234,000	6,980,826
	Yantai Eddie Precision Machinery Co. Ltd., Class A	68,061	193,136
	Yantai Jereh Oilfield Services Group Co. Ltd., Class A	56,455	301,164
	Yealink Network Technology Corp. Ltd., Class A	41,840	471,912
*	Yifan Pharmaceutical Co. Ltd., Class A	86,600	154,280
	Yifeng Pharmacy Chain Co. Ltd., Class A	58,834	452,350
	Yintai Gold Co. Ltd., Class A	343,617	554,111
	YongXing Special Materials Technology Co. Ltd., Class A	17,100	363,978
	Yonyou Network Technology Co. Ltd., Class A	83,500	259,084
	Youngor Group Co. Ltd., Class A	340,604	329,820
*	Youngy Co., Ltd., Class A	900	17,504
	YTO Express Group Co. Ltd., Class A	238,200	683,843
*	Yuan Longping High-tech Agriculture Co. Ltd., Class A	80,100	177,491
	Yum China Holdings, Inc.	465,321	22,665,786
	Yunda Holding Co. Ltd., Class A	217,790	585,443
	Yunnan Aluminium Co. Ltd., Class A	373,200	557,756
	Yunnan Baiyao Group Co. Ltd., Class A	54,740	448,532
	Yunnan Copper Co. Ltd., Class A	131,200	224,480
	Yunnan Energy New Material Co. Ltd., Class A	26,985	857,830
	Yunnan Tin Co. Ltd., Class A	179,800	401,982
	Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	25,050	1,101,040
	Zhefu Holding Group Co. Ltd., Class A	607,423	425,016
*	Zhejiang Century Huatong Group Co. Ltd., Class A	458,400	305,462
	Zhejiang China Commodities City Group Co. Ltd., Class A	334,979	263,434
	Zhejiang Chint Electrics Co. Ltd., Class A	98,684	538,599
	Zhejiang Dahua Technology Co. Ltd., Class A	297,413	654,778
	Zhejiang Dingli Machinery Co. Ltd., Class A	46,470	295,355

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Zhejiang Hailiang Co. Ltd., Class A	120,700	$215,778
	Zhejiang HangKe Technology, Inc. Co., Class A	17,887	198,787
	Zhejiang Huahai Pharmaceutical Co. Ltd., Class A	99,240	301,006
	Zhejiang Huayou Cobalt Co. Ltd., Class A	42,881	537,097
	Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., Class A	54,000	587,226
	Zhejiang Juhua Co. Ltd., Class A	126,000	324,004
	Zhejiang Longsheng Group Co. Ltd., Class A	316,700	466,687
	Zhejiang Narada Power Source Co. Ltd., Class A	34,400	93,639
	Zhejiang NHU Co. Ltd., Class A	188,088	575,831
	Zhejiang Supor Co. Ltd., Class A	47,603	331,846
	Zhejiang Weiming Environment Protection Co. Ltd., Class A	60,303	263,195
	Zhejiang Weixing New Building Materials Co. Ltd., Class A	94,834	277,065
	Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd., Class A	35,300	239,540
	Zhejiang Xinan Chemical Industrial Group Co. Ltd., Class A	131,340	379,867
	Zhejiang Yongtai Technology Co. Ltd., Class A	60,300	275,667
*	Zheshang Securities Co. Ltd., Class A	270,063	429,657
	Zhongji Innolight Co. Ltd., Class A	55,527	270,575
	Zhongjin Gold Corp. Ltd., Class A	428,700	461,033
	Zhongsheng Group Holdings Ltd.	866,000	4,957,792
	Zhuzhou CRRC Times Electric Co.	588,600	2,527,656
	Zhuzhou Hongda Electronics Corp. Ltd., Class A	39,100	303,861
	Zhuzhou Kibing Group Co. Ltd., Class A	352,001	599,333
*	Zibo Qixiang Tengda Chemical Co. Ltd., Class A	348,460	389,439
	Zijin Mining Group Co. Ltd., Class H	6,065,000	7,107,035
	Zoomlion Heavy Industry Science & Technology Co. Ltd., Class H	1,859,600	966,815
	ZTE Corp., Class H	1,138,285	2,449,522
#	ZTO Express Cayman, Inc., ADR	392,753	10,050,549
	ZTO Express Cayman, Inc.	400	10,226
TOTAL CHINA			1,308,333,741
COLOMBIA — (0.2%)
*	BAC Holding International Corp.	7,858,220	494,919
	Banco de Bogota SA	37,157	359,696
	Bancolombia SA, Sponsored ADR	47,013	1,361,967
	Bancolombia SA	117,273	984,524
*	Corp. Financiera Colombiana SA	5,064	23,153
#	Ecopetrol SA, Sponsored ADR	1,787	19,192
	Ecopetrol SA	2,348,250	1,248,894
	Grupo Argos SA	364,730	1,029,446
	Grupo Aval Acciones y Valores SA, ADR	10,320	36,842
	Grupo Energia Bogota SA ESP	542,617	240,615
	Interconexion Electrica SA ESP	240,308	1,154,734
TOTAL COLOMBIA			6,953,982
CZECH REPUBLIC — (0.2%)
	CEZ AS	119,036	5,409,376
	Komercni Banka AS	66,488	1,679,913
Ω	Moneta Money Bank AS	421,608	1,404,546
TOTAL CZECH REPUBLIC			8,493,835
EGYPT — (0.0%)
	Commercial International Bank Egypt SAE,GDR	1,006,033	1,848,690
GREECE — (0.3%)
*	Alpha Services & Holdings SA	1,449,220	1,288,116
*	Eurobank Ergasias Services & Holdings SA, Class A	1,373,666	1,265,383
* ††	FF Group	12,618	11,607
	Hellenic Petroleum Holdings SA	63,899	410,964

The Emerging Markets Series
CONTINUED
		Shares	Value»
GREECE — (Continued)
	Hellenic Telecommunications Organization SA	158,506	$2,729,149
	JUMBO SA	89,024	1,380,298
*	LAMDA Development SA	7,667	45,557
	Motor Oil Hellas Corinth Refineries SA	78,420	1,359,279
	Mytilineos SA	73,295	1,133,633
*	National Bank of Greece SA	290,272	909,364
	OPAP SA	106,757	1,479,045
*	Piraeus Financial Holdings SA	199,036	181,382
*	Public Power Corp. SA	51,502	305,514
	Terna Energy SA	49,394	888,553
TOTAL GREECE			13,387,844
HUNGARY — (0.2%)
	MOL Hungarian Oil & Gas PLC	855,073	6,295,411
#	OTP Bank Nyrt	103,748	2,141,814
#	Richter Gedeon Nyrt	79,025	1,616,475
TOTAL HUNGARY			10,053,700
INDIA — (15.8%)
	Aarti Industries Ltd.	231,928	2,293,584
	ABB India Ltd.	32,467	1,122,779
	ACC Ltd.	99,618	2,806,463
	Adani Enterprises Ltd.	134,677	4,376,320
*	Adani Green Energy Ltd.	107,369	2,942,079
	Adani Ports & Special Economic Zone Ltd.	474,086	4,584,192
*	Adani Power Ltd.	748,312	2,973,928
	Adani Total Gas Ltd.	85,365	3,396,143
*	Adani Transmission Ltd.	248,226	9,847,324
*	Aditya Birla Capital Ltd.	391,081	526,535
	Alkem Laboratories Ltd.	32,239	1,314,697
	Ambuja Cements Ltd.	553,446	2,625,514
	Apollo Hospitals Enterprise Ltd.	70,201	3,733,742
	Ashok Leyland Ltd.	1,315,356	2,470,852
	Asian Paints Ltd.	220,693	9,318,106
	Astral Ltd.	76,548	1,761,815
	Atul Ltd.	2,391	269,339
Ω	AU Small Finance Bank Ltd.	174,230	1,305,114
	Aurobindo Pharma Ltd.	570,247	3,940,623
* Ω	Avenue Supermarts Ltd.	53,575	2,879,639
	Axis Bank Ltd.	1,825,351	16,765,164
	Bajaj Auto Ltd.	60,754	3,006,018
	Bajaj Finance Ltd.	105,376	9,640,441
	Bajaj Finserv Ltd.	15,901	3,028,239
	Bajaj Holdings & Investment Ltd.	51,034	3,339,441
	Balkrishna Industries Ltd.	115,271	3,360,276
Ω	Bandhan Bank Ltd.	603,569	2,116,694
	Bank of Baroda	1,179,654	1,741,089
	Berger Paints India Ltd.	182,780	1,442,998
	Bharat Electronics Ltd.	2,181,001	7,581,394
	Bharat Forge Ltd.	269,138	2,489,363
	Bharat Petroleum Corp. Ltd.	408,182	1,702,962
*	Bharti Airtel Ltd.	1,493,167	12,804,265
	Biocon Ltd.	396,886	1,544,236
	Bosch Ltd.	5,993	1,294,646
	Britannia Industries Ltd.	50,555	2,488,726
	Canara Bank	364,746	1,027,609
	Cholamandalam Investment & Finance Co. Ltd.	602,596	5,393,899
	Cipla Ltd.	657,406	8,139,989

The Emerging Markets Series
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Coal India Ltd.	649,232	$1,740,498
	Coforge Ltd.	20,972	1,050,918
	Colgate-Palmolive India Ltd.	122,914	2,465,651
	Container Corp. of India Ltd.	271,569	2,440,713
	Coromandel International Ltd.	37,118	480,986
	CRISIL Ltd.	667	26,403
	Crompton Greaves Consumer Electricals Ltd.	170,496	851,047
	Cummins India Ltd.	39,532	613,527
	Dabur India Ltd.	338,762	2,497,915
	Dalmia Bharat Ltd.	44,184	894,907
	Deepak Nitrite Ltd.	75,806	1,840,149
	Divi's Laboratories Ltd.	61,792	2,993,879
	Dixon Technologies India Ltd.	2,979	139,638
	DLF Ltd.	530,091	2,580,246
	Dr Reddy's Laboratories Ltd., ADR	94,746	4,879,419
	Dr Reddy's Laboratories Ltd.	30,604	1,583,829
	Edelweiss Financial Services Ltd.	37,563	27,696
	Eicher Motors Ltd.	93,424	3,643,267
	GAIL India Ltd.	1,382,920	2,562,900
	GAIL India Ltd., GDR	102,368	1,143,118
	GlaxoSmithKline Pharmaceuticals Ltd.	32,553	579,109
*	Godrej Consumer Products Ltd.	300,634	3,240,318
*	Godrej Properties Ltd.	75,574	1,448,929
	Grasim Industries Ltd.	280,292	5,588,802
	Gujarat Fluorochemicals Ltd.	6,906	292,326
	Gujarat Gas Ltd.	139,066	786,419
	Havells India Ltd.	137,674	2,177,492
	HCL Technologies Ltd.	708,997	8,522,804
Ω	HDFC Asset Management Co. Ltd.	43,474	1,069,709
	HDFC Bank Ltd.	1,512,827	27,668,205
Ω	HDFC Life Insurance Co. Ltd.	224,114	1,572,415
	Hero MotoCorp Ltd.	174,353	6,200,612
	Hindalco Industries Ltd.	2,222,008	11,721,704
	Hindustan Aeronautics Ltd.	69,228	1,773,540
	Hindustan Petroleum Corp. Ltd.	614,890	1,867,660
	Hindustan Unilever Ltd.	440,646	14,689,060
	Hitachi Energy India Ltd.	8,507	347,788
	Honeywell Automation India Ltd.	1,758	891,055
	Housing Development Finance Corp. Ltd.	698,934	21,191,650
	ICICI Bank Ltd., Sponsored ADR	649,989	13,506,761
	ICICI Bank Ltd.	1,390,129	14,460,158
Ω	ICICI Lombard General Insurance Co. Ltd.	132,332	2,049,742
Ω	ICICI Prudential Life Insurance Co. Ltd.	160,487	1,128,116
*	IDFC First Bank Ltd.	2,392,328	1,134,153
	Indian Hotels Co. Ltd.	373,713	1,244,420
	Indian Oil Corp. Ltd.	1,397,934	1,284,057
*	Indian Overseas Bank	1,569,149	344,173
	Indian Railway Catering & Tourism Corp. Ltd.	286,116	2,318,559
	Indraprastha Gas Ltd.	248,390	1,087,556
	Indus Towers Ltd.	1,056,099	2,974,355
	IndusInd Bank Ltd.	317,938	4,196,335
	Info Edge India Ltd.	41,683	2,287,986
#	Infosys Ltd., Sponsored ADR	500,328	9,751,393
	Infosys Ltd.	1,779,532	34,824,350
* Ω	InterGlobe Aviation Ltd.	51,183	1,213,048
	Ipca Laboratories Ltd.	58,404	742,206
	ITC Ltd.	1,903,270	7,319,343
	Jindal Steel & Power Ltd.	801,679	3,936,682
	JSW Energy Ltd.	276,086	835,240

The Emerging Markets Series
CONTINUED
		Shares	Value»
INDIA — (Continued)
	JSW Steel Ltd.	1,441,825	$11,510,025
	Jubilant Foodworks Ltd.	480,298	3,361,483
	Kansai Nerolac Paints Ltd.	142,647	723,227
	Kotak Mahindra Bank Ltd.	406,367	9,351,384
Ω	L&T Technology Services Ltd.	29,195	1,298,922
Ω	Larsen & Toubro Infotech Ltd.	33,134	1,985,133
	Larsen & Toubro Ltd.	379,664	8,682,186
Ω	Laurus Labs Ltd.	355,427	2,345,828
	Linde India Ltd.	2,782	128,532
	Lupin Ltd.	303,782	2,465,645
	Mahindra & Mahindra Ltd.	905,189	13,335,423
	Marico Ltd.	535,354	3,515,968
	Maruti Suzuki India Ltd.	47,016	5,227,401
*	Max Financial Services Ltd.	154,648	1,676,861
*	Max Healthcare Institute Ltd.	223,862	1,040,864
	Minda Industries Ltd.	69,006	445,421
	Mindtree Ltd.	77,849	3,371,035
	Motherson Sumi Systems Ltd.	1,325,504	2,144,452
*	Motherson Sumi Wiring India Ltd.	1,325,505	1,291,185
	Mphasis Ltd.	132,029	3,869,553
	MRF Ltd.	2,316	2,447,310
	Muthoot Finance Ltd.	242,710	3,289,232
	Nestle India Ltd.	20,232	4,952,399
	NHPC Ltd.	1,014,981	439,737
	NMDC Ltd.	1,251,805	1,707,764
	NTPC Ltd.	1,541,570	2,979,409
	Oberoi Realty Ltd.	70,466	812,709
	Oil & Natural Gas Corp. Ltd.	877,425	1,490,061
	Oil India Ltd.	7,538	18,135
	Oracle Financial Services Software Ltd.	32,810	1,306,817
	Page Industries Ltd.	8,044	4,990,660
	Persistent Systems Ltd.	35,395	1,625,141
	Petronet LNG Ltd.	1,564,099	4,342,290
	PI Industries Ltd.	68,216	2,662,493
	Pidilite Industries Ltd.	87,949	2,728,327
	Piramal Enterprises Ltd.	117,594	2,641,900
	Power Finance Corp. Ltd.	1,995,257	2,929,581
	Power Grid Corp. of India Ltd.	1,622,745	4,398,601
	Procter & Gamble Hygiene & Health Care Ltd.	10,621	1,937,964
	Punjab National Bank	1,966,565	781,824
	REC Ltd.	1,264,082	2,095,760
	Relaxo Footwears Ltd.	18,573	231,259
	Reliance Industries Ltd.	1,404,995	44,644,850
	SBI Cards & Payment Services Ltd.	79,899	947,061
Ω	SBI Life Insurance Co. Ltd.	128,749	2,108,464
	Schaeffler India Ltd.	5,333	186,709
	Shree Cement Ltd.	10,021	2,591,713
	Shriram Transport Finance Co. Ltd.	272,491	4,777,501
	Siemens Ltd.	33,599	1,148,103
	Solar Industries India Ltd.	351	12,202
	SRF Ltd.	139,566	4,292,662
	State Bank of India	933,814	6,249,266
	State Bank of India, GDR	3,115	207,459
	Steel Authority of India Ltd.	2,218,861	2,167,959
	Sun Pharmaceutical Industries Ltd.	598,582	7,142,446
	Sundaram Finance Holdings Ltd.	40,687	40,560
	Sundaram Finance Ltd.	964	25,052
	Supreme Industries Ltd.	12,166	289,840
	Tata Communications Ltd.	108,655	1,437,697

The Emerging Markets Series
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Tata Consultancy Services Ltd.	572,990	$23,968,199
	Tata Consumer Products Ltd.	546,708	5,609,595
	Tata Elxsi Ltd.	32,921	3,628,901
# *	Tata Motors Ltd., Sponsored ADR	47,265	1,347,998
*	Tata Motors Ltd.	2,234,196	12,737,717
	Tata Power Co. Ltd.	649,413	1,829,450
	Tata Steel Ltd.	11,675,250	15,920,334
*	Tata Teleservices Maharashtra Ltd.	108,469	147,803
	Tech Mahindra Ltd.	590,572	7,863,191
	Titan Co. Ltd.	173,905	5,185,680
	Torrent Pharmaceuticals Ltd.	152,170	2,932,581
	Trent Ltd.	76,260	1,223,665
	Trident Ltd.	28,354	14,250
	Tube Investments of India Ltd.	25,314	666,230
	TVS Motor Co. Ltd.	218,731	2,504,534
	UltraTech Cement Ltd.	51,308	4,243,210
	Union Bank of India Ltd.	187,791	91,086
	United Breweries Ltd.	45,973	946,076
*	United Spirits Ltd.	259,011	2,552,513
	UPL Ltd.	1,057,811	9,907,824
	Varun Beverages Ltd.	249,699	2,785,578
	Vedanta Ltd.	1,416,252	4,561,537
*	Vodafone Idea Ltd.	7,119,524	785,591
	Voltas Ltd.	180,374	2,286,874
	Wipro Ltd.	857,062	4,575,820
	Zee Entertainment Enterprises Ltd.	7,924	24,673
	Zydus Lifesciences Ltd.	310,331	1,360,452
TOTAL INDIA			732,671,980
INDONESIA — (2.1%)
	Adaro Energy Tbk PT	26,638,800	5,849,299
*	Allo Bank Indonesia Tbk PT	285,800	68,062
	Aneka Tambang Tbk	7,413,500	979,333
	Astra International Tbk PT	15,659,710	6,688,230
	Bank Central Asia Tbk PT	30,668,300	15,250,116
*	Bank Jago Tbk PT	1,322,500	945,069
	Bank Mandiri Persero Tbk PT	9,252,634	5,179,238
	Bank Negara Indonesia Persero Tbk PT	5,902,722	3,132,666
	Bank Rakyat Indonesia Persero Tbk PT	29,651,176	8,752,814
	Bank Syariah Indonesia Tbk PT	4,252,400	469,347
	Barito Pacific Tbk PT	17,543,900	1,065,719
	Bukit Asam Tbk PT	7,087,600	2,057,713
	Charoen Pokphand Indonesia Tbk PT	6,444,800	2,433,957
*	Elang Mahkota Teknologi Tbk PT	8,468,400	1,073,429
	Gudang Garam Tbk PT	590,900	1,109,526
	Indah Kiat Pulp & Paper Tbk PT	4,368,100	2,239,965
	Indo Tambangraya Megah Tbk PT	637,600	1,703,905
	Indocement Tunggal Prakarsa Tbk PT	1,530,800	961,233
	Indofood CBP Sukses Makmur Tbk PT	1,378,300	820,400
	Indofood Sukses Makmur Tbk PT	6,718,900	3,081,626
	Indosat Tbk PT	968,600	436,475
*	Jasa Marga Persero Tbk PT	653,413	156,953
	Kalbe Farma Tbk PT	29,662,500	3,241,301
	Mayora Indah Tbk PT	4,520,025	536,455
*	Merdeka Copper Gold Tbk PT	5,807,095	1,593,747
	Mitra Keluarga Karyasehat Tbk PT	4,337,300	728,434
	MNC Studios International Tbk PT	169,100	65,832
	Perusahaan Gas Negara Tbk PT	9,214,200	1,046,128
	Sarana Menara Nusantara Tbk PT	29,874,100	2,367,208

The Emerging Markets Series
CONTINUED
		Shares	Value»
INDONESIA — (Continued)
	Semen Indonesia Persero Tbk PT	3,768,500	$1,660,570
	Sinar Mas Agro Resources & Technology Tbk PT	1,019,900	320,003
*	Smartfren Telecom Tbk PT	100,723,200	665,716
	Sumber Alfaria Trijaya Tbk PT	11,117,200	1,407,398
	Telkom Indonesia Persero Tbk PT	22,978,700	6,563,177
	Tower Bersama Infrastructure Tbk PT	10,079,400	2,089,712
*	Transcoal Pacific Tbk PT	993,300	706,510
	Unilever Indonesia Tbk PT	4,594,500	1,399,019
	United Tractors Tbk PT	3,132,496	6,845,793
*	Vale Indonesia Tbk PT	2,888,500	1,192,309
	XL Axiata Tbk PT	6,670,600	1,067,770
TOTAL INDONESIA			97,952,157
MALAYSIA — (1.6%)
	Alliance Bank Malaysia Bhd	382,100	299,048
	AMMB Holdings Bhd	1,984,459	1,741,188
	Astro Malaysia Holdings Bhd	566,000	113,887
	Axiata Group Bhd	1,981,532	1,277,851
	Batu Kawan Bhd	112,600	587,387
#	BIMB Holdings Bhd	963,955	582,961
	Bursa Malaysia Bhd	325,200	477,285
	Carlsberg Brewery Malaysia Bhd, Class B	139,000	703,766
	CIMB Group Holdings Bhd	2,885,948	3,381,074
	D&O Green Technologies Bhd	461,100	424,866
#	Dialog Group Bhd	1,641,318	816,007
	DiGi.Com Bhd	2,053,220	1,676,730
	FGV Holdings Bhd	168,700	56,848
	Fraser & Neave Holdings Bhd	131,800	643,056
	Gamuda Bhd	2,160,470	1,822,664
	Genting Bhd	1,808,100	1,924,690
	Genting Malaysia Bhd	2,150,900	1,414,155
	Genting Plantations Bhd	277,300	402,790
*	Greatech Technology Bhd	29,700	26,239
	HAP Seng Consolidated Bhd	827,500	1,405,637
	Hartalega Holdings Bhd	1,940,300	1,194,958
#	Heineken Malaysia Bhd	135,700	692,737
	Hong Leong Bank Bhd	259,166	1,222,871
	Hong Leong Financial Group Bhd	354,683	1,554,238
*	Hong Seng Consolidated Bhd	108,800	14,950
	IHH Healthcare Bhd	652,800	938,644
	IJM Corp. Bhd	1,900,700	756,778
	Inari Amertron Bhd	2,395,300	1,547,627
	IOI Corp. Bhd	1,311,605	1,187,792
	IOI Properties Group Bhd	1,450,429	324,465
	Kuala Lumpur Kepong Bhd	313,146	1,542,378
Ω	Lotte Chemical Titan Holding Bhd	640,600	274,996
	Malayan Banking Bhd	2,444,302	4,868,353
*	Malaysia Airports Holdings Bhd	886,741	1,245,816
	Malaysian Pacific Industries Bhd	67,400	492,444
	Maxis Bhd	1,355,100	1,118,483
	MISC Bhd	629,598	1,021,036
Ω	MR DIY Group M Bhd	268,050	133,923
#	My EG Services Bhd	5,206,634	908,835
	Nestle Malaysia Bhd	43,200	1,308,125
	Petronas Chemicals Group Bhd	1,202,900	2,402,968
	Petronas Dagangan Bhd	165,700	834,712
	Petronas Gas Bhd	397,700	1,532,746
	PPB Group Bhd	458,980	1,679,300
	Press Metal Aluminium Holdings Bhd	1,853,900	2,028,864

The Emerging Markets Series
CONTINUED
		Shares	Value»
MALAYSIA — (Continued)
	Public Bank Bhd	8,022,870	$8,370,301
	QL Resources Bhd	885,085	1,053,800
	RHB Bank Bhd	1,664,929	2,201,925
	Scientex Bhd	238,300	183,765
	Sime Darby Bhd	4,489,961	2,365,641
	Sime Darby Plantation Bhd	1,196,321	1,172,302
#	Sunway Bhd	2,102,182	789,441
	Telekom Malaysia Bhd	508,864	650,381
	Tenaga Nasional Bhd	985,950	1,830,127
	TIME dotCom Bhd	816,400	843,011
	Top Glove Corp. Bhd	7,118,900	1,545,183
	United Plantations Bhd	104,500	335,966
	ViTrox Corp. Bhd	235,600	408,310
	Westports Holdings Bhd	699,000	550,196
#	Yinson Holdings Bhd	1,423,240	672,550
#	YTL Corp. Bhd	6,697,612	858,686
TOTAL MALAYSIA			74,437,753
MEXICO — (2.2%)
	Alfa SAB de CV, Class A	8,597,258	5,908,493
#	America Movil SAB de CV	17,462,580	16,592,685
	Arca Continental SAB de CV	368,914	2,550,394
	Becle SAB de CV	199,974	453,303
*	Cemex SAB de CV	11,428,443	4,591,447
*	Cemex SAB de CV, Sponsored ADR	27,210	109,112
	Coca-Cola Femsa SAB de CV, Sponsored ADR	3,923	236,282
	Coca-Cola Femsa SAB de CV	415,925	2,512,015
	El Puerto de Liverpool SAB de CV, Class C1	142,691	640,956
	Fomento Economico Mexicano SAB de CV	748,304	4,644,253
#	Gruma SAB de CV, Class B	258,404	3,211,559
#	Grupo Aeroportuario del Pacifico SAB de CV, ADR	3,551	479,527
	Grupo Aeroportuario del Pacifico SAB de CV, Class B	157,571	2,132,973
	Grupo Aeroportuario del Sureste SAB de CV, ADR	10,474	1,967,122
	Grupo Aeroportuario del Sureste SAB de CV, Class B	2,990	56,212
	Grupo Bimbo SAB de CV, Class A	1,029,131	3,642,383
#	Grupo Carso SAB de CV	546,371	2,130,755
#	Grupo Elektra SAB de CV	55,933	3,284,203
	Grupo Financiero Banorte SAB de CV, Class O	1,360,662	7,754,615
# *	Grupo Financiero Inbursa SAB de CV, Class O	2,089,210	3,860,614
	Grupo Mexico SAB de CV, Class B	2,339,361	9,271,147
#	Grupo Televisa SAB, Sponsored ADR	110,095	860,943
	Grupo Televisa SAB	3,073,396	4,821,427
	Industrias Penoles SAB de CV	201,567	2,035,198
#	Kimberly-Clark de Mexico SAB de CV, Class A	1,548,097	2,285,827
	Orbia Advance Corp. SAB de CV	2,213,800	4,902,060
	Organizacion Soriana SAB de CV, Class B	429,713	476,393
#	Wal-Mart de Mexico SAB de CV	2,505,757	9,109,497
TOTAL MEXICO			100,521,395
PERU — (0.1%)
*	Aenza SAA, Sponsored ADR	42,218	45,595
	Cementos Pacasmayo SAA, ADR	16,712	84,230
#	Cia de Minas Buenaventura SAA, ADR	58,246	316,858
	Credicorp Ltd.	39,029	5,050,353
TOTAL PERU			5,497,036
PHILIPPINES — (0.8%)
	Aboitiz Equity Ventures, Inc.	1,141,010	1,180,739

The Emerging Markets Series
CONTINUED
		Shares	Value»
PHILIPPINES — (Continued)
	Aboitiz Power Corp.	1,370,000	$811,954
	AC Energy Corp.	2,855,306	434,197
	Ayala Corp.	114,302	1,287,312
	Ayala Land, Inc.	3,255,718	1,494,164
	Bank of the Philippine Islands	1,507,742	2,544,913
	BDO Unibank, Inc.	1,553,962	3,373,191
	DMCI Holdings, Inc.	113,000	19,487
	Emperador, Inc.	1,390,700	476,153
* ††	Fwbc Holdings, Inc.	2,006,957	0
	Globe Telecom, Inc.	17,215	644,113
	GT Capital Holdings, Inc.	45,746	376,563
	International Container Terminal Services, Inc.	623,010	2,194,844
	JG Summit Holdings, Inc.	2,588,029	2,417,518
	Jollibee Foods Corp.	340,410	1,242,929
	Manila Electric Co.	109,980	678,824
	Metro Pacific Investments Corp.	5,864,700	392,701
	Metropolitan Bank & Trust Co.	2,721,908	2,400,916
	PLDT, Inc., Sponsored ADR	34,739	1,064,056
	PLDT, Inc.	102,335	3,088,002
	San Miguel Corp.	1,246,280	2,385,479
	San Miguel Food & Beverage, Inc.	85,800	68,434
	Semirara Mining & Power Corp.	140,700	106,020
	SM Investments Corp.	102,383	1,441,683
	SM Prime Holdings, Inc.	4,214,410	2,800,789
	Union Bank of the Philippines	2,107	3,087
	Universal Robina Corp.	775,650	1,561,997
	Wilcon Depot, Inc.	236,600	118,772
TOTAL PHILIPPINES			34,608,837
POLAND — (0.7%)
# * Ω	Allegro.eu SA	64,248	349,439
	Asseco Poland SA	39,329	612,819
	Bank Handlowy w Warszawie SA	15,729	199,668
*	Bank Millennium SA	96,342	76,953
	Bank Polska Kasa Opieki SA	130,480	2,066,555
	Budimex SA	2,953	161,303
	CD Projekt SA	42,277	831,384
	Cyfrowy Polsat SA	249,518	1,075,487
* Ω	Dino Polska SA	30,321	2,370,791
*	Enea SA	11,499	23,480
	Grupa Lotos SA	166,766	2,919,889
	ING Bank Slaski SA	21,579	808,743
	Inter Cars SA	114	10,104
# *	Jastrzebska Spolka Weglowa SA	9,986	108,851
	KGHM Polska Miedz SA	118,972	2,982,358
	LPP SA	578	1,238,339
*	mBank SA	19,152	916,134
	Orange Polska SA	653,211	847,644
*	PGE Polska Grupa Energetyczna SA	750,189	1,677,215
	Polski Koncern Naftowy Orlen SA	274,268	4,480,148
*	Polskie Gornictwo Naftowe i Gazownictwo SA	904,182	1,351,119
*	Powszechna Kasa Oszczednosci Bank Polski SA	336,889	1,906,620
	Powszechny Zaklad Ubezpieczen SA	318,619	2,087,215
	Santander Bank Polska SA	18,512	939,971
TOTAL POLAND			30,042,229
QATAR — (0.9%)
	Commercial Bank PSQC	971,778	1,957,897

The Emerging Markets Series
CONTINUED
		Shares	Value»
QATAR — (Continued)
	Industries Qatar QSC	701,060	$3,300,733
	Masraf Al Rayan QSC	3,286,012	3,977,979
	Mesaieed Petrochemical Holding Co.	3,448,812	2,593,270
	Ooredoo QPSC	1,353,316	3,471,718
	Qatar Electricity & Water Co. QSC	382,308	1,946,727
	Qatar Fuel QSC	306,698	1,504,417
	Qatar Gas Transport Co. Ltd.	3,816,139	4,297,636
	Qatar International Islamic Bank QSC	519,046	1,693,062
	Qatar Islamic Bank SAQ	741,196	5,243,679
	Qatar National Bank QPSC	2,466,222	13,660,270
TOTAL QATAR			43,647,388
RUSSIA — (0.0%)
* ††	Gazprom PJSC,Sponsored ADR	1,293,312	0
* ††	Lukoil PJSC, Sponsored ADR	128,002	0
* ††	Magnitogorsk Iron & Steel Works PJSC, GDR	172,148	0
* ††	MMC Norilsk Nickel PJSC,ADR	205,087	0
* ††	Mobile TeleSystems PJSC, ADR	294,338	0
* ††	Novatek PJSC,GDR	15,415	0
* ††	Novolipetsk Steel PJSC,GDR	60,064	0
* ††	PhosAgro PJSC	582	0
* ††	PhosAgro PJSC,GDR	90,265	0
* ††	Polyus PJSC,GDR	20,177	0
* ††	Rosneft Oil Co. PJSC,GDR	275,526	0
* ††	Rostelecom PJSC,Sponsored ADR	88,099	0
* ††	RusHydro PJSC,ADR	808,023	0
* ††	Sberbank of Russia PJSC, Sponsored ADR	948,237	0
* ††	Severstal PAO,GDR	67,875	0
* ††	Tatneft PJSC,Sponsored ADR	122,269	0
* ††	VK Co. Ltd., GDR	9,666	0
* ††	VTB Bank PJSC,GDR	1,705,908	0
* ††	X5 Retail Group NV, GDR	81,764	0
SAUDI ARABIA — (4.3%)
	Abdullah Al Othaim Markets Co.	53,471	1,663,112
	Advanced Petrochemical Co.	178,010	2,334,490
	Al Rajhi Bank	1,085,108	26,145,812
	Alinma Bank	667,091	6,805,844
	Almarai Co. JSC	151,226	2,109,412
	Arab National Bank	471,307	3,897,939
	Arabian Centres Co. Ltd.	120,619	642,817
*	Bank AlBilad	326,895	4,329,611
	Bank Al-Jazira	473,561	3,336,731
	Banque Saudi Fransi	470,724	6,452,666
	Bupa Arabia for Cooperative Insurance Co.	61,640	2,646,910
*	Dar Al Arkan Real Estate Development Co.	584,678	1,974,692
	Dr Sulaiman Al Habib Medical Services Group Co.	35,414	1,943,069
*	Emaar Economic City	186,198	504,731
	Etihad Etisalat Co.	943,798	9,529,640
	Jarir Marketing Co.	73,421	3,199,086
*	Mobile Telecommunications Co. Saudi Arabia	1,069,332	3,360,864
	Mouwasat Medical Services Co.	52,804	3,476,828
*	National Industrialization Co.	358,846	1,591,901
*	Rabigh Refining & Petrochemical Co.	649,687	3,227,570
	Riyad Bank	944,253	9,194,611
	SABIC Agri-Nutrients Co.	127,747	4,558,761
	Sahara International Petrochemical Co.	606,937	7,746,330
*	Saudi Arabian Mining Co.	512,286	7,789,785
	Saudi Arabian Oil Co.	496,587	5,307,233

The Emerging Markets Series
CONTINUED
		Shares	Value»
SAUDI ARABIA — (Continued)
	Saudi Basic Industries Corp.	442,004	$11,776,461
	Saudi British Bank	712,216	8,017,922
	Saudi Electricity Co.	366,509	2,425,501
	Saudi Industrial Investment Group	463,238	3,458,230
	Saudi Investment Bank	413,525	2,318,027
*	Saudi Kayan Petrochemical Co.	1,562,459	6,350,859
	Saudi National Bank	945,913	17,756,432
*	Saudi Research & Media Group	46,206	2,389,918
	Saudi Telecom Co.	403,000	10,836,104
	Savola Group	305,124	2,714,267
	Southern Province Cement Co.	85,438	1,335,803
	Yanbu National Petrochemical Co.	267,708	3,559,504
TOTAL SAUDI ARABIA			196,709,473
SOUTH AFRICA — (3.5%)
	Absa Group Ltd.	822,531	8,428,878
	African Rainbow Minerals Ltd.	18,080	254,830
	Anglo American Platinum Ltd.	30,706	2,355,474
	AngloGold Ashanti Ltd., Sponsored ADR	416,896	6,132,540
	Aspen Pharmacare Holdings Ltd.	422,830	3,705,778
	Bid Corp. Ltd.	156,888	2,894,092
	Bidvest Group Ltd.	364,485	4,692,903
	Capitec Bank Holdings Ltd.	41,839	5,028,033
	Clicks Group Ltd.	277,963	4,693,981
*	Discovery Ltd.	488,952	3,778,394
	Exxaro Resources Ltd.	326,361	3,966,991
	FirstRand Ltd.	2,693,023	10,652,987
#	Gold Fields Ltd., Sponsored ADR	696,548	6,408,242
	Impala Platinum Holdings Ltd.	780,393	8,652,618
	Investec Ltd.	262,805	1,404,193
	Kumba Iron Ore Ltd.	34,502	1,028,184
	Mr Price Group Ltd.	256,073	2,788,134
	MTN Group Ltd.	1,917,696	16,094,809
	MultiChoice Group	429,429	3,077,635
	Naspers Ltd., Class N	44,930	6,347,998
	Nedbank Group Ltd.	493,445	6,450,188
	NEPI Rockcastle PLC	331,326	1,827,670
	Ninety One Ltd.	225,714	551,196
*	Northam Platinum Holdings Ltd.	303,245	3,217,712
#	Old Mutual Ltd.	7,858,201	5,359,974
Ω	Pepkor Holdings Ltd.	655,044	796,934
	Sanlam Ltd.	1,640,210	5,386,715
# *	Sasol Ltd., Sponsored ADR	532,788	11,209,859
	Shoprite Holdings Ltd.	295,830	4,002,579
	Sibanye Stillwater Ltd.	2,317,163	5,692,200
#	Sibanye Stillwater Ltd., ADR	214,816	2,135,271
	Standard Bank Group Ltd.	763,379	7,354,509
	Vodacom Group Ltd.	315,489	2,621,274
	Woolworths Holdings Ltd.	1,130,428	3,605,477
TOTAL SOUTH AFRICA			162,598,252
SOUTH KOREA — (11.7%)
*	Alteogen, Inc.	15,144	763,647
	Amorepacific Corp.	9,896	984,845
	Amorepacific Group	32,258	917,948
	BGF retail Co. Ltd.	9,471	1,319,431
	BNK Financial Group, Inc.	332,888	1,741,843
	Celltrion Healthcare Co. Ltd.	27,674	1,545,384

The Emerging Markets Series
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	Celltrion Pharm, Inc.	11,394	$744,055
	Celltrion, Inc.	41,152	6,024,877
	Cheil Worldwide, Inc.	69,463	1,219,762
#	Chunbo Co. Ltd.	2,514	458,727
	CJ CheilJedang Corp.	8,824	2,659,677
	CJ Corp.	23,149	1,422,473
	CJ ENM Co. Ltd.	15,033	1,179,184
*	CJ Logistics Corp.	12,076	1,083,788
	Com2uSCorp	2,949	175,091
*	CosmoAM&T Co. Ltd.	11,478	475,658
	Coway Co. Ltd.	56,244	2,774,592
	CS Wind Corp.	16,801	721,305
	Daeduck Electronics Co. Ltd.	12,770	281,062
*	Daewoo Engineering & Construction Co. Ltd.	255,894	1,036,677
# *	Daewoo Shipbuilding & Marine Engineering Co. Ltd.	31,106	477,464
	Daewoong Co. Ltd.	1,530	33,301
	Daewoong Pharmaceutical Co. Ltd.	611	86,457
	DB HiTek Co. Ltd.	43,177	1,503,243
	DB Insurance Co. Ltd.	108,717	5,059,711
#	DL E&C Co. Ltd.	57,621	1,803,557
#	DL Holdings Co. Ltd.	17,437	873,839
#	Dongjin Semichem Co. Ltd.	23,898	656,644
	Dongkuk Steel Mill Co. Ltd.	41,126	421,794
	Dongsuh Cos., Inc.	23,600	460,204
*	Dongwha Enterprise Co. Ltd.	922	46,965
	Dongwon Systems Corp.	531	22,285
	Doosan Bobcat, Inc.	59,853	1,437,650
*	Doosan Enerbility	503,665	7,307,144
# *	Doosan Fuel Cell Co. Ltd.	28,267	719,776
	Douzone Bizon Co. Ltd.	12,968	321,956
#	Ecopro BM Co. Ltd.	19,332	1,787,681
	Ecopro Co. Ltd.	10,233	706,895
	E-MART, Inc.	19,906	1,734,805
	Fila Holdings Corp.	68,044	1,595,667
	Foosung Co. Ltd.	45,505	651,213
	Green Cross Corp.	4,063	541,732
	GS Engineering & Construction Corp.	80,479	1,850,158
	GS Holdings Corp.	66,891	2,144,153
	GS Retail Co. Ltd.	60,832	1,151,721
	Hana Financial Group, Inc.	337,861	9,681,909
*	Hanjin Kal Corp.	6,881	317,756
	Hankook Tire & Technology Co. Ltd.	92,419	2,477,348
	Hanmi Pharm Co. Ltd.	3,574	851,781
	Hanmi Science Co. Ltd.	7,614	240,247
#	Hanon Systems	115,792	950,438
#	Hansol Chemical Co. Ltd.	9,131	1,546,093
#	Hanssem Co. Ltd.	6,585	291,655
#	Hanwha Aerospace Co. Ltd.	44,162	2,199,798
#	Hanwha Corp.	56,544	1,202,192
*	Hanwha Life Insurance Co. Ltd.	349,192	620,574
*	Hanwha Solutions Corp.	106,218	3,588,611
	HD Hyundai Co. Ltd.	50,425	2,211,108
	Hite Jinro Co. Ltd.	24,304	566,581
*	HLB, Inc.	63,504	2,059,050
#	HMM Co. Ltd.	329,706	6,330,474
	Hotel Shilla Co. Ltd.	24,176	1,339,081
*	Hugel, Inc.	2,731	282,800
*	HYBE Co. Ltd.	3,791	514,787
	Hyosung Advanced Materials Corp.	2,410	732,248

The Emerging Markets Series
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Hyosung Corp.	9,034	$534,111
	Hyosung TNC Corp.	2,049	545,303
	Hyundai Autoever Corp.	3,482	337,807
	Hyundai Department Store Co. Ltd.	6,109	313,787
# *	Hyundai Doosan Infracore Co. Ltd.	223,139	959,580
	Hyundai Elevator Co. Ltd.	15,545	337,284
	Hyundai Engineering & Construction Co. Ltd.	84,807	2,757,618
	Hyundai Glovis Co. Ltd.	19,151	2,687,891
	Hyundai Marine & Fire Insurance Co. Ltd.	127,359	3,217,199
*	Hyundai Mipo Dockyard Co. Ltd.	15,813	1,097,355
	Hyundai Mobis Co. Ltd.	30,916	5,441,435
	Hyundai Motor Co.	59,619	9,015,177
# *	Hyundai Rotem Co. Ltd.	47,080	964,592
	Hyundai Steel Co.	101,051	2,658,055
#	Hyundai Wia Corp.	16,610	874,174
#	Iljin Materials Co. Ltd.	12,480	709,330
	Industrial Bank of Korea	314,491	2,276,069
	JB Financial Group Co. Ltd.	41,512	238,640
	JYP Entertainment Corp.	19,986	857,180
	Kakao Corp.	86,689	5,005,967
# *	Kakao Games Corp.	13,055	511,755
*	Kangwon Land, Inc.	26,156	522,826
	KB Financial Group, Inc.	209,982	7,809,625
*	KB Financial Group, Inc., ADR	30,584	1,134,055
	KCC Corp.	4,724	1,062,208
	KCC Glass Corp.	1,839	67,961
	KEPCO Engineering & Construction Co., Inc.	4,509	228,400
	KEPCO Plant Service & Engineering Co. Ltd.	12,026	355,112
	KG Dongbu Steel	19,170	181,980
	Kia Corp.	144,165	9,025,793
	KIWOOM Securities Co. Ltd.	35,015	2,280,073
*	KMW Co. Ltd.	13,691	335,622
	Kolon Industries, Inc.	14,644	618,229
	Korea Aerospace Industries Ltd.	31,128	1,368,990
*	Korea Electric Power Corp., Sponsored ADR	54,229	467,454
*	Korea Electric Power Corp.	92,178	1,587,573
	Korea Gas Corp.	24,489	702,029
	Korea Investment Holdings Co. Ltd.	62,842	3,057,803
*	Korea Shipbuilding & Offshore Engineering Co. Ltd.	39,696	2,594,040
	Korea Zinc Co. Ltd.	4,721	1,735,603
*	Korean Air Lines Co. Ltd.	153,072	2,990,900
	KT Corp., Sponsored ADR	82,100	1,182,240
	KT&G Corp.	71,621	4,514,201
#	Kumho Petrochemical Co. Ltd.	35,567	3,552,935
*	L&F Co. Ltd.	8,283	1,465,721
#	LEENO Industrial, Inc.	10,832	1,100,818
	LG Chem Ltd.	21,330	9,934,541
	LG Corp.	73,098	4,562,465
#	LG Display Co. Ltd., ADR	327,393	1,941,440
#	LG Display Co. Ltd.	221,348	2,616,846
	LG Electronics, Inc.	157,679	11,501,474
	LG Household & Health Care Ltd.	5,486	3,297,247
	LG Innotek Co. Ltd.	9,241	2,590,988
	LG Uplus Corp.	446,951	4,306,862
	LIG Nex1 Co. Ltd.	4,208	286,283
	Lotte Chemical Corp.	17,322	2,356,785
#	Lotte Chilsung Beverage Co. Ltd.	2,724	372,405
	Lotte Corp.	29,812	858,043
#	LOTTE Fine Chemical Co. Ltd.	13,755	697,755

The Emerging Markets Series
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Lotte Shopping Co. Ltd.	12,790	$940,946
	LS Corp.	19,269	874,458
	LS Electric Co. Ltd.	17,507	782,591
	LX Semicon Co. Ltd.	10,340	795,612
	Macquarie Korea Infrastructure Fund	218,569	2,188,742
	Mando Corp.	42,546	1,880,812
#	Meritz Financial Group, Inc.	62,223	1,256,863
	Meritz Fire & Marine Insurance Co. Ltd.	47,853	1,272,080
#	Meritz Securities Co. Ltd.	397,797	1,484,726
	Mirae Asset Securities Co. Ltd.	333,586	1,695,237
	NAVER Corp.	36,928	7,387,124
	NCSoft Corp.	5,915	1,699,316
# Ω	Netmarble Corp.	11,868	660,032
	NH Investment & Securities Co. Ltd.	177,468	1,360,491
	NongShim Co. Ltd.	2,665	573,595
#	OCI Co. Ltd.	26,618	2,519,505
	Orion Corp.	19,068	1,476,203
	Osstem Implant Co. Ltd.	7,119	608,819
	Ottogi Corp.	1,318	455,845
	Pan Ocean Co. Ltd.	365,699	1,591,863
# *	Pearl Abyss Corp.	18,229	750,997
#	POSCO Chemical Co. Ltd.	10,158	1,030,950
	POSCO Holdings, Inc.	48,345	9,028,807
#	Posco International Corp.	84,360	1,338,216
	S-1 Corp.	18,026	884,641
* Ω	Samsung Biologics Co. Ltd.	5,071	3,377,624
	Samsung C&T Corp.	40,508	3,760,528
	Samsung Card Co. Ltd.	26,138	645,001
	Samsung Electro-Mechanics Co. Ltd.	51,069	5,623,685
	Samsung Electronics Co. Ltd.	3,140,501	148,656,059
*	Samsung Engineering Co. Ltd.	125,475	1,899,246
	Samsung Fire & Marine Insurance Co. Ltd.	40,945	6,220,442
*	Samsung Heavy Industries Co. Ltd.	482,742	2,092,787
	Samsung Life Insurance Co. Ltd.	59,066	2,761,149
	Samsung SDI Co. Ltd.	19,354	8,507,042
	Samsung SDS Co. Ltd.	21,777	2,284,135
	Samsung Securities Co. Ltd.	74,696	2,014,776
#	Seegene, Inc.	39,238	1,203,488
	SFA Engineering Corp.	3,472	113,258
	Shinhan Financial Group Co. Ltd.	380,795	10,486,804
	Shinhan Financial Group Co. Ltd., ADR	46,849	1,288,816
	Shinsegae, Inc.	10,056	1,694,910
*	SK Biopharmaceuticals Co. Ltd.	12,316	740,448
	SK Chemicals Co. Ltd.	16,043	1,300,613
	SK Hynix, Inc.	372,004	28,122,310
*	SK Innovation Co. Ltd.	42,542	6,163,124
	SK Networks Co. Ltd.	242,361	811,501
	SK Telecom Co. Ltd.	14,597	602,497
	SK, Inc.	42,871	7,271,784
	SKC Co. Ltd.	11,449	1,203,384
	SL Corp.	9,361	226,400
	SM Entertainment Co. Ltd.	8,908	475,834
	S-Oil Corp.	33,286	2,372,471
	Solus Advanced Materials Co. Ltd.	5,507	177,894
	Soulbrain Co. Ltd.	4,534	815,515
#	Ssangyong C&E Co. Ltd.	107,296	551,560
	ST Pharm Co. Ltd.	2,275	158,642
*	Studio Dragon Corp.	9,633	567,594
# *	Taihan Electric Wire Co. Ltd.	170,351	231,576

The Emerging Markets Series
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Tokai Carbon Korea Co. Ltd.	1,652	$163,327
	Wemade Co. Ltd.	8,431	386,431
	WONIK IPS Co. Ltd.	21,433	522,460
	Woori Financial Group, Inc.	563,198	5,168,291
	Youngone Corp.	18,847	586,492
#	Yuhan Corp.	28,751	1,279,992
TOTAL SOUTH KOREA			542,604,567
TAIWAN — (16.4%)
	Accton Technology Corp.	390,000	3,254,891
#	Acer, Inc.	4,172,811	3,166,028
	Advanced Energy Solution Holding Co. Ltd.	18,000	644,969
#	Advantech Co. Ltd.	175,190	2,015,434
#	Airtac International Group	159,602	4,374,966
#	Alchip Technologies Ltd.	68,000	1,616,013
	ASE Technology Holding Co. Ltd., ADR	27,294	160,763
	ASE Technology Holding Co. Ltd.	3,304,782	9,630,271
	Asia Cement Corp.	2,725,758	3,782,280
#	ASMedia Technology, Inc.	20,000	655,813
#	ASPEED Technology, Inc.	25,300	1,632,955
#	Asustek Computer, Inc.	631,180	5,954,318
#	AU Optronics Corp.	11,326,873	5,086,213
	Catcher Technology Co. Ltd.	783,429	4,474,499
	Cathay Financial Holding Co. Ltd.	3,827,340	5,838,821
	Chailease Holding Co. Ltd.	1,317,016	9,366,307
#	Chang Hwa Commercial Bank Ltd.	4,537,403	2,701,732
	Cheng Shin Rubber Industry Co. Ltd.	2,224,965	2,640,470
	Chicony Electronics Co. Ltd.	818,497	2,170,572
	China Airlines Ltd.	6,027,536	4,605,748
#	China Development Financial Holding Corp.	13,783,045	5,966,554
#	China Steel Corp.	11,906,932	11,086,144
#	Chipbond Technology Corp.	986,000	1,807,085
	Chroma ATE, Inc.	390,000	2,251,693
#	Chung Hung Steel Corp.	940,000	796,261
	Chunghwa Telecom Co. Ltd., Sponsored ADR	117,361	4,714,391
	Chunghwa Telecom Co. Ltd.	683,000	2,771,354
#	Compal Electronics, Inc.	5,218,541	3,985,288
#	Compeq Manufacturing Co. Ltd.	810,000	1,327,521
#	CTBC Financial Holding Co. Ltd.	16,024,175	12,310,888
	Delta Electronics, Inc.	1,134,486	9,866,759
	E Ink Holdings, Inc.	270,000	1,776,272
	E.Sun Financial Holding Co. Ltd.	9,531,922	8,786,409
#	Eclat Textile Co. Ltd.	183,402	2,507,570
#	Elan Microelectronics Corp.	333,000	1,212,793
#	Elite Material Co. Ltd.	288,000	1,612,513
	eMemory Technology, Inc.	64,000	2,544,162
#	Eternal Materials Co. Ltd.	808,591	869,591
*	Eva Airways Corp.	3,439,758	3,946,789
	Evergreen Marine Corp. Taiwan Ltd.	2,618,222	8,413,338
	Far Eastern International Bank	432,098	163,467
	Far Eastern New Century Corp.	3,222,085	3,278,282
	Far EasTone Telecommunications Co. Ltd.	1,489,000	3,754,175
#	Faraday Technology Corp.	122,000	643,553
	Farglory Land Development Co. Ltd.	48,000	101,119
	Feng TAY Enterprise Co. Ltd.	352,559	1,975,078
#	First Financial Holding Co. Ltd.	9,129,084	8,246,147
	Formosa Chemicals & Fibre Corp.	3,269,518	7,664,784
#	Formosa Petrochemical Corp.	462,000	1,306,489
#	Formosa Plastics Corp.	2,047,153	6,314,097

The Emerging Markets Series
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Formosa Sumco Technology Corp.	85,000	$491,311
#	Formosa Taffeta Co. Ltd.	699,000	605,884
	Foxconn Technology Co. Ltd.	1,025,627	1,692,325
	Fubon Financial Holding Co. Ltd.	3,401,554	6,389,521
#	Genius Electronic Optical Co. Ltd.	130,695	1,736,074
#	Giant Manufacturing Co. Ltd.	394,506	3,227,764
#	Gigabyte Technology Co. Ltd.	662,000	2,045,502
	Global Unichip Corp.	76,000	1,293,269
	Globalwafers Co. Ltd.	273,000	4,135,493
	HannStar Display Corp.	1,611,000	528,494
#	Highwealth Construction Corp.	909,841	1,380,435
	Hiwin Technologies Corp.	374,853	2,709,712
	Hon Hai Precision Industry Co. Ltd.	5,794,322	21,176,771
	Hotai Finance Co. Ltd.	42,000	144,975
	Hotai Motor Co. Ltd.	288,000	5,832,845
	Hua Nan Financial Holdings Co. Ltd.	7,179,401	5,554,098
#	Innolux Corp.	13,509,241	4,678,672
#	International Games System Co. Ltd.	146,000	1,730,441
#	Inventec Corp.	2,864,550	2,275,145
#	King Yuan Electronics Co. Ltd.	1,629,000	2,148,945
	King's Town Bank Co. Ltd.	329,000	383,691
#	Kinsus Interconnect Technology Corp.	315,000	1,444,792
#	Largan Precision Co. Ltd.	74,860	5,250,883
	Lien Hwa Industrial Holdings Corp.	839,106	1,683,926
	Lite-On Technology Corp.	2,650,410	5,815,509
#	Lotes Co. Ltd.	76,139	1,786,114
	Macronix International Co. Ltd.	2,734,074	2,997,717
	Makalot Industrial Co. Ltd.	272,000	1,288,954
	MediaTek, Inc.	799,995	18,431,947
# *	Medigen Vaccine Biologics Corp.	31,000	213,239
#	Mega Financial Holding Co. Ltd.	8,306,369	9,839,833
#	Merida Industry Co. Ltd.	207,287	1,600,545
#	Micro-Star International Co. Ltd.	1,037,000	4,105,377
#	momo.com, Inc.	63,000	1,726,901
	Nan Ya Plastics Corp.	2,602,599	5,865,253
#	Nan Ya Printed Circuit Board Corp.	277,000	2,244,185
#	Nanya Technology Corp.	1,356,010	2,382,291
	Nien Made Enterprise Co. Ltd.	254,000	2,439,903
#	Novatek Microelectronics Corp.	839,000	7,474,476
#	Nuvoton Technology Corp.	171,000	689,850
*	Oneness Biotech Co. Ltd.	191,000	1,204,181
	Parade Technologies Ltd.	59,000	2,221,843
#	Pegatron Corp.	2,363,345	4,919,978
*	PharmaEssentia Corp.	88,000	1,672,767
	Phison Electronics Corp.	149,000	1,461,583
	Pou Chen Corp.	2,710,487	2,433,709
#	Powerchip Semiconductor Manufacturing Corp.	3,154,000	3,738,592
	Powertech Technology, Inc.	1,292,819	3,705,730
#	President Chain Store Corp.	347,831	3,288,878
	Qisda Corp.	1,617,000	1,549,652
	Quanta Computer, Inc.	2,513,000	7,134,246
#	Radiant Opto-Electronics Corp.	649,000	2,031,171
#	Realtek Semiconductor Corp.	574,950	6,611,774
	Ruentex Development Co. Ltd.	1,237,483	2,273,630
#	Ruentex Industries Ltd.	509,741	1,055,624
	Shanghai Commercial & Savings Bank Ltd.	3,011,000	5,054,603
	Shin Kong Financial Holding Co. Ltd.	13,710,712	3,919,195
	Silergy Corp.	124,000	2,320,581
#	Simplo Technology Co. Ltd.	260,000	2,298,038

The Emerging Markets Series
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#	Sinbon Electronics Co. Ltd.	190,000	$1,764,568
#	Sino-American Silicon Products, Inc.	758,000	3,616,325
#	SinoPac Financial Holdings Co. Ltd.	10,092,623	5,716,265
	Standard Foods Corp.	442,418	632,946
	Synnex Technology International Corp.	1,370,343	2,542,219
#	TA Chen Stainless Pipe	2,000,823	2,345,707
#	Taichung Commercial Bank Co. Ltd.	2,793,446	1,243,826
#	Taishin Financial Holding Co. Ltd.	9,624,036	5,066,109
#	Taiwan Business Bank	6,998,336	2,904,638
	Taiwan Cement Corp.	5,147,701	6,680,011
#	Taiwan Cooperative Financial Holding Co. Ltd.	7,860,549	7,206,835
#	Taiwan FamilyMart Co. Ltd.	48,000	300,053
	Taiwan Fertilizer Co. Ltd.	650,000	1,394,043
	Taiwan Glass Industry Corp.	1,402,375	834,780
	Taiwan High Speed Rail Corp.	1,713,000	1,674,115
	Taiwan Mobile Co. Ltd.	1,308,300	4,439,697
	Taiwan Secom Co. Ltd.	335,670	1,151,980
#	Taiwan Semiconductor Manufacturing Co. Ltd.	12,971,808	222,460,865
*	Tatung Co. Ltd.	1,748,000	2,039,825
	Teco Electric & Machinery Co. Ltd.	1,902,000	1,871,821
	Tong Hsing Electronic Industries Ltd.	33,000	216,918
	Tripod Technology Corp.	623,870	2,140,559
	Tung Ho Steel Enterprise Corp.	321,040	556,965
	U-Ming Marine Transport Corp.	289,000	406,208
#	Unimicron Technology Corp.	736,000	3,926,337
#	Uni-President Enterprises Corp.	4,631,033	10,902,069
#	United Microelectronics Corp.	6,727,000	9,049,557
#	Vanguard International Semiconductor Corp.	1,550,000	3,733,235
	Voltronic Power Technology Corp.	75,224	3,694,794
	Walsin Lihwa Corp.	2,671,000	3,038,624
	Walsin Technology Corp.	395,000	1,350,291
	Wan Hai Lines Ltd.	942,747	3,387,499
#	Win Semiconductors Corp.	416,034	2,210,012
	Winbond Electronics Corp.	4,548,407	3,541,032
††	Wintek Corp.	604,760	6,930
	Wisdom Marine Lines Co. Ltd.	390,000	895,380
	Wistron Corp.	4,067,699	3,608,146
#	Wiwynn Corp.	75,000	1,855,239
	WPG Holdings Ltd.	1,859,039	3,123,495
	WT Microelectronics Co. Ltd.	87,000	201,577
#	Yageo Corp.	377,682	4,360,737
	Yang Ming Marine Transport Corp.	2,345,000	7,072,019
#	YFY, Inc.	1,334,000	1,076,261
*	Yieh Phui Enterprise Co. Ltd.	499,000	273,028
#	Yuanta Financial Holding Co. Ltd.	9,048,398	6,065,125
	Yulon Finance Corp.	336,609	2,015,779
	Yulon Motor Co. Ltd.	19,000	29,149
#	Zhen Ding Technology Holding Ltd.	971,700	3,680,463
TOTAL TAIWAN			760,416,522
THAILAND — (2.2%)
	Advanced Info Service PCL	733,300	4,004,165
	AEON Thana Sinsap Thailand PCL	143,100	645,330
*	Airports of Thailand PCL	1,898,400	3,622,999
	Asset World Corp. PCL	5,732,900	778,715
	B Grimm Power PCL	326,700	337,262
	Bangchak Corp. PCL	1,721,700	1,379,792
	Bangkok Bank PCL	462,200	1,663,719
	Bangkok Bank PCL, NVDR	126,700	456,065

The Emerging Markets Series
CONTINUED
		Shares	Value»
THAILAND — (Continued)
	Bangkok Chain Hospital PCL	2,893,600	$1,595,764
	Bangkok Commercial Asset Management PCL	1,737,200	797,573
	Bangkok Dusit Medical Services PCL, Class F	4,406,100	3,201,934
	Bangkok Expressway & Metro PCL	3,479,999	822,494
	Bangkok Life Assurance PCL, NVDR	494,900	510,899
	Banpu PCL	8,234,566	2,997,641
	Banpu Power PCL	669,100	274,475
	Berli Jucker PCL	1,097,400	968,908
*	Beyond Securities PCL	91,100	28,708
	BTS Group Holdings PCL	4,536,300	1,059,826
	Bumrungrad Hospital PCL	171,300	846,960
	Carabao Group PCL, Class F	163,600	500,000
	Central Pattana PCL	882,500	1,522,378
*	Central Plaza Hotel PCL	315,800	360,326
	Central Retail Corp. PCL	1,073,050	1,064,013
	Charoen Pokphand Foods PCL	2,571,400	1,763,864
	Chularat Hospital PCL, Class F	5,351,800	543,758
	CK Power PCL	1,368,200	198,855
	Com7 PCL, Class F	1,312,700	1,087,676
	CP ALL PCL	2,280,200	3,794,139
	Delta Electronics Thailand PCL	115,000	1,480,848
	Dohome PCL	773,400	338,271
	Electricity Generating PCL	120,500	605,610
	Energy Absolute PCL	823,900	1,852,152
*	Esso Thailand PCL	1,330,000	382,994
	Forth Corp. PCL	116,000	140,234
	Global Power Synergy PCL, Class F	282,900	520,687
	Gulf Energy Development PCL	1,161,100	1,490,409
	Gunkul Engineering PCL	5,933,900	870,499
	Hana Microelectronics PCL	33,600	41,760
	Home Product Center PCL	3,733,413	1,348,938
	Indorama Ventures PCL	1,401,500	1,665,733
	Intouch Holdings PCL, Class F	356,100	677,180
	IRPC PCL	22,011,000	1,949,358
*	Jasmine Technology Solution PCL	87,000	1,304,645
	Jay Mart PCL	238,900	309,901
	JMT Network Services PCL, Class F	248,053	503,721
	Kasikornbank PCL	121,700	482,700
	Kasikornbank PCL, NVDR	5,500	21,815
	KCE Electronics PCL	986,100	1,681,004
	Kiatnakin Phatra Bank PCL	327,800	585,516
	Krung Thai Bank PCL	1,429,987	617,680
	Krungthai Card PCL	556,600	865,671
	Land & Houses PCL	6,942,300	1,603,085
	Mega Lifesciences PCL	422,100	559,016
*	Minor International PCL	1,133,983	1,032,014
	MK Restaurants Group PCL	309,800	429,226
	Muangthai Capital PCL	754,100	988,463
	Osotspa PCL	1,097,300	931,557
*	PSG Corp. PCL	1,285,200	35,264
	PTT Exploration & Production PCL	1,189,455	5,250,922
	PTT Global Chemical PCL	1,336,772	1,606,959
	PTT PCL	6,782,700	6,403,119
	Ramkhamhaeng Hospital PCL, Class F	14,300	20,881
	Ratch Group PCL	676,900	703,380
	Regional Container Lines PCL	611,000	622,453
	SCB X PCL	355,366	979,887
	SCG Packaging PCL	753,600	1,044,108
	Siam Cement PCL, NVDR	54,900	556,308

The Emerging Markets Series
CONTINUED
		Shares	Value»
THAILAND — (Continued)
	Siam Cement PCL	370,900	$3,758,373
	Siam City Cement PCL	94,089	388,523
	Siam Global House PCL	1,544,492	788,820
	Singer Thailand PCL	118,200	133,260
	Sri Trang Agro-Industry PCL	1,620,108	955,076
	Sri Trang Gloves Thailand PCL	1,188,400	526,241
	Srisawad Corp. PCL	1,031,672	1,394,341
	Star Petroleum Refining PCL	2,666,000	847,384
*	STARK Corp. PCL	2,102,900	246,795
	Supalai PCL	1,364,700	719,239
	Thai Oil PCL	1,530,300	2,130,613
	Thai Union Group PCL, Class F	4,515,940	1,999,723
	Thanachart Capital PCL	240,800	246,949
	Thonburi Healthcare Group PCL	455,000	800,360
	Tisco Financial Group PCL	309,700	744,592
	TMBThanachart Bank PCL	25,424,697	828,841
	TOA Paint Thailand PCL	655,100	489,412
	Total Access Communication PCL	772,800	965,738
	True Corp. PCL	17,144,931	2,207,742
	TTW PCL	1,054,700	297,986
	VGI PCL	3,334,370	394,943
	WHA Corp. PCL	8,082,200	658,696
TOTAL THAILAND			100,855,853
TURKEY — (0.4%)
#	Akbank TAS	3,164,956	1,532,177
	Aksa Akrilik Kimya Sanayii AS	41,592	136,800
#	Aksa Enerji Uretim AS	237,721	400,879
	Anadolu Efes Biracilik Ve Malt Sanayii AS	233,645	480,099
#	Arcelik AS	76,332	277,123
	Aselsan Elektronik Sanayi Ve Ticaret AS	276,008	342,361
	BIM Birlesik Magazalar AS	283,141	1,459,363
	Borusan Yatirim ve Pazarlama AS	2,256	50,257
	Brisa Bridgestone Sabanci Sanayi ve Ticaret AS	10,590	22,157
	Coca-Cola Icecek AS	53,405	433,315
	Dogus Otomotiv Servis ve Ticaret AS	9,274	43,928
# Ω	Enerjisa Enerji AS	87,431	74,028
	Enka Insaat ve Sanayi AS	775,859	809,440
#	Eregli Demir ve Celik Fabrikalari TAS	968,005	1,499,459
	Ford Otomotiv Sanayi AS	45,341	771,333
*	Gubre Fabrikalari TAS	17,401	86,757
# *	Hektas Ticaret TAS	95,144	175,031
	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class A	194,015	91,943
	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class B	106,371	50,177
#	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D	924,114	553,520
	KOC Holding AS	394,102	814,604
#	Koza Altin Isletmeleri AS	22,016	199,032
*	Koza Anadolu Metal Madencilik Isletmeleri AS	251,025	398,658
	Otokar Otomotiv Ve Savunma Sanayi AS	12,650	338,649
*	Oyak Cimento Fabrikalari AS	119,573	84,398
*	Pegasus Hava Tasimaciligi AS	35,848	335,471
# *	Petkim Petrokimya Holding AS	1,742,334	867,952
# *	Sasa Polyester Sanayi AS	263,986	658,144
# *	TAV Havalimanlari Holding AS	190,894	599,816
	Tofas Turk Otomobil Fabrikasi AS	74,286	306,719
*	Turk Hava Yollari AO	306,328	861,675
#	Turk Telekomunikasyon AS	467,239	236,809
	Turk Traktor ve Ziraat Makineleri AS	7,711	102,573
#	Turkcell Iletisim Hizmetleri AS	972,496	924,018

The Emerging Markets Series
CONTINUED
		Shares	Value»
TURKEY — (Continued)
# *	Turkiye Halk Bankasi AS	384,954	$104,860
	Turkiye Is Bankasi AS, Class C	2,062,210	604,446
# *	Turkiye Petrol Rafinerileri AS	64,525	966,539
#	Turkiye Sise ve Cam Fabrikalari AS	729,541	891,478
# *	Turkiye Vakiflar Bankasi TAO, Class D	822,870	179,709
	Vestel Beyaz Esya Sanayi ve Ticaret AS	296,319	139,013
#	Yapi ve Kredi Bankasi AS	3,271,613	870,812
TOTAL TURKEY			19,775,522
UNITED ARAB EMIRATES — (1.3%)
	Abu Dhabi Commercial Bank PJSC	2,287,939	5,686,811
	Abu Dhabi Islamic Bank PJSC	1,950,220	4,833,085
	Abu Dhabi National Oil Co. for Distribution PJSC	1,813,595	2,114,811
	Aldar Properties PJSC	3,907,903	5,220,630
	Dubai Islamic Bank PJSC	3,667,354	5,876,954
	Emaar Properties PJSC	4,073,329	6,112,814
	Emirates Integrated Telecommunications Co. PJSC	207,413	345,997
	Emirates NBD Bank PJSC	1,182,223	4,449,415
	Emirates Telecommunications Group Co. PJSC	1,616,568	12,268,828
	First Abu Dhabi Bank PJSC	2,034,757	10,768,943
*	International Holding Co. PJSC	24,261	1,953,457
TOTAL UNITED ARAB EMIRATES			59,631,745
UNITED STATES — (0.0%)
	Sempra Energy	9,788	1,603,210
TOTAL COMMON STOCKS			4,510,986,221
PREFERRED STOCKS — (0.9%)
BRAZIL — (0.9%)
	Alpargatas SASeries D	117,103	497,690
	Banco Bradesco SA	2,373,138	7,994,394
	Braskem SA Class A	48,439	343,485
	Centrais Eletricas Brasileiras SA Class B	103,746	949,015
	Cia de Transmissao de Energia Eletrica Paulista	122,300	538,687
	Cia Energetica de Minas Gerais	1,094,369	2,377,361
	Cia Paranaense de Energia	1,024,326	1,383,823
	Gerdau SA	653,216	3,088,008
	Itau Unibanco Holding SA	2,317,176	10,578,013
	Petroleo Brasileiro SA	2,024,507	13,362,114
TOTAL BRAZIL			41,112,590
CHILE — (0.0%)
	Embotelladora Andina SA Class B	481,833	874,261
COLOMBIA — (0.0%)
	Banco Davivienda SA	49,344	352,441
	Grupo Argos SA	23,167	41,611
	Grupo Aval Acciones y Valores SA	3,354,204	578,986
	Grupo de Inversiones Suramericana SA	84,488	303,502
TOTAL COLOMBIA			1,276,540
SOUTH KOREA — (0.0%)
	Hyundai Engineering & Construction Co. Ltd.	1,442	77,544

The Emerging Markets Series
CONTINUED
		Shares	Value»

TAIWAN — (0.0%)
	China Development Financial Holding Corp.	1,176,143	$333,212
TOTAL PREFERRED STOCKS			43,674,147
RIGHTS/WARRANTS — (0.0%)
MALAYSIA — (0.0%)
*	Yinson Holdings Bhd	174,274	17,230
TAIWAN — (0.0%)
*	Hiwin Technologies Corp.	11,439	21,205
*	Walsin Lihwa Corp.	186,820	5,615
*	Yulon Finance Corp.	27,926	26,582
TOTAL TAIWAN			53,402
THAILAND — (0.0%)
*	VGI PCL	70	0
TOTAL RIGHTS/WARRANTS			70,632
TOTAL INVESTMENT SECURITIES (Cost $3,064,589,656)			4,554,731,000

			Value†
SECURITIES LENDING COLLATERAL — (1.6%)
@ §	The DFA Short Term Investment Fund	6,249,364	72,286,393
TOTAL INVESTMENTS — (100.0%)
(Cost $3,136,875,883)^^			$4,627,017,393

ADR	American Depositary Receipt
CP	Certificate Participation
GDR	Global Depositary Receipt
SA	Special Assessment

»	Securities have generally been fair valued. See Security Valuation Note within the Notes to Schedules of Investments.
*	Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
Ω	Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund’s Liquidity Guidelines. The liquidity determination is unaudited.
††	Security valued using significant unobservable inputs (Level 3).
†	See Security Valuation Note within the Notes to Schedules of Investments.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.
^^	See Federal Tax Cost Note within the Notes to Schedules of Investments.
As of July 31, 2022, The Emerging Markets Series had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
E-Mini MSCI Emerging Markets Index	650	09/16/22	$33,628,020	$32,451,250	$(1,176,770)
Total Futures Contracts			$33,628,020	$32,451,250	$(1,176,770)

The Emerging Markets Series
CONTINUED
Summary of the Series' investments as of July 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Brazil	$173,826,256	—	—	$173,826,256
Chile	12,628,943	$11,885,311	—	24,514,254
China	192,384,606	1,115,302,311	$646,824	1,308,333,741
Colombia	6,953,982	—	—	6,953,982
Czech Republic	—	8,493,835	—	8,493,835
Egypt	1,884	1,846,806	—	1,848,690
Greece	—	13,376,237	11,607	13,387,844
Hungary	—	10,053,700	—	10,053,700
India	29,693,030	702,978,950	—	732,671,980
Indonesia	—	97,952,157	—	97,952,157
Malaysia	—	74,437,753	—	74,437,753
Mexico	100,521,395	—	—	100,521,395
Peru	5,497,036	—	—	5,497,036
Philippines	1,064,056	33,544,781	—	34,608,837
Poland	—	30,042,229	—	30,042,229
Qatar	—	43,647,388	—	43,647,388
Saudi Arabia	—	196,709,473	—	196,709,473
South Africa	25,885,912	136,712,340	—	162,598,252
South Korea	6,014,005	536,590,562	—	542,604,567
Taiwan	4,875,154	755,534,438	6,930	760,416,522
Thailand	98,353,208	2,502,645	—	100,855,853
Turkey	—	19,775,522	—	19,775,522
United Arab Emirates	—	59,631,745	—	59,631,745
United States	—	1,603,210	—	1,603,210
Preferred Stocks
Brazil	41,112,590	—	—	41,112,590
Chile	—	874,261	—	874,261
Colombia	1,276,540	—	—	1,276,540
South Korea	—	77,544	—	77,544
Taiwan	—	333,212	—	333,212
Rights/Warrants
Malaysia	—	17,230	—	17,230
Taiwan	—	53,402	—	53,402
Securities Lending Collateral	—	72,286,393	—	72,286,393
Futures Contracts**	(1,176,770)	—	—	(1,176,770)
TOTAL	$698,911,827	$3,926,263,435	$665,361^	$4,625,840,623
** Valued at the unrealized appreciation/(depreciation) on the investment.

^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

ORGANIZATION
The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. The Trust’s advisor is Dimensional Fund Advisors LP (the "Advisor"). At July 31, 2022, the Trust consisted of ten operational portfolios, of which three (the "Series") are included in this document and are "Master Funds" in a master-feeder structure.
SECURITY VALUATION
The Series use a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:
•	Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies and futures contracts)
•	Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Series' own assumptions in determining the fair value of investments)
Securities held by the Domestic Equity Portfolio (The U.S. Large Cap Value Series) and the International Equity Portfolios (The DFA International Value Series and The Emerging Markets Series) including over-the-counter securities, are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Domestic Equity Portfolios and the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolios and the International Equity Portfolios value the securities within the range of the most recent quoted bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.
Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Trustees of the Trust. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Advisor) occur before the net asset value of the Series is calculated. When fair value pricing is used, the prices of securities used by the Series may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 or Level 3 in the hierarchy.
The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time that the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Equity Portfolios price their shares at the close of the NYSE, the International Equity Portfolios will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the International Equity Portfolios’ foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees of the Fund has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios uses data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

Futures contracts held by the Series are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.
Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.
A summary of the inputs used to value the Series' investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Schedule of Investments. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
FINANCIAL INSTRUMENTS
In accordance with the Series' investment objectives and policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:
1.    FOREIGN MARKET RISKS: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Series may be inhibited.
Derivative Financial Instruments
Summarized below are the specific types of derivative instruments used by the Series:
2.    FUTURES CONTRACTS: The Series may purchase or sell futures contracts and options on futures contracts for equity securities and indices to increase or decrease market exposure based on actual or expected cash inflows to or outflows from the Series. Upon entering into a futures contract, a Series deposits cash or pledges U.S. Government securities to a broker in an amount equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series records a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities or indices, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Series could lose more than the initial margin requirements. Entering into stock index futures subjects the Series to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.
FEDERAL TAX COST
At July 31, 2022, the total cost of securities for federal income tax purposes was:
Federal Tax Cost
The U.S. Large Cap Value Series	$17,209,170
The DFA International Value Series	11,166,734
The Emerging Markets Series	3,166,319
RECENTLY ISSUED ACCOUNTING STANDARDS AND REGULATIONS
In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January 2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered based reference rates as of the end of 2021 and 2023. The ASUs are effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the Series financial statements.
In October 2020, the SEC adopted new regulations governing the use of derivatives by registered investment companies. Rule 18f-4 (the “Derivatives Rule”) imposes limits on the amount of derivatives contracts the Series could enter, eliminate the asset segregation framework currently used by the Series to comply with Section 18 of the 1940 Act, and require funds whose use of derivatives is more than a limited specified exposure to establish and maintain a derivatives risk management program and appoint a derivatives risk manager. The Derivatives Rule became effective February 19, 2021 and the Series are required to comply on August 19, 2022. Management is currently evaluating the effect, if any, the Derivatives Rule will have on the Series.
On December 3, 2020, the SEC adopted new Rule 2a-5 (the "Valuation Rule”) under the Investment Company Act of 1940, establishing an updated regulatory framework for fund valuation. The Valuation Rule, in part, provides a framework for good faith fair value determination and permits a Board to designate fair value determinations to a fund’s investment adviser. Further, the SEC is rescinding previously issued guidance on related issues. The Valuation Rule became effective on March 8, 2021, with a compliance date of September 8, 2022. Management is currently evaluating the Valuation Rule and its effect on the Series.
OTHER
The Series and the Trust are subject to claims and suits that arise from time to time in the ordinary course of business (for example, claw back litigation against former shareholders of portfolio companies that filed for bankruptcy, such as the now ended litigation involving The Tribune Company and the ongoing litigation involving Nine West). Although management currently believes that resolving claims against the Series and the Trust, individually or in aggregate, will not have a material adverse impact on the Series’ and the Trust’s financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.
SUBSEQUENT EVENT EVALUATIONS
Management has evaluated the impact of all subsequent events on the Series through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.